Federated Investors
World-Class Investment Manager

Federated Managed Conservative Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL REPORT

May 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--39.8%
		LARGE-CAP STOCKS--26.7%
		Consumer Discretionary--3.3%
20,400	[1]	AOL Time Warner, Inc.	$1,065,492
4,800	[1]	Clear Channel Communications, Inc.	292,656
6,800	[1]	Comcast Corp., Class A	278,528
4,800		Costco Wholesale Corp.	186,768
4,200		Eastman Kodak Co.	198,786
10,656		Ford Motor Co.	259,474
12,150		Home Depot, Inc.	598,874
6,800		Knight-Ridder, Inc.	373,592
8,000		Target Corp.	302,400
7,477	[1]	Viacom, Inc., Class B	430,974
21,700		Wal-Mart Stores, Inc.	1,122,975
19,700		Walt Disney Co.	622,914

		TOTAL	5,733,433

		Consumer Staples--2.0%
11,500		Coca-Cola Co.	545,100
35,200		Dial Corp.	487,520
5,400		Gillette Co.	156,222
5,900		Kimberly-Clark Corp.	356,655
7,300		PepsiCo, Inc.	326,748
12,000		Philip Morris Cos., Inc.	616,920
5,500		Procter & Gamble Co.	353,320
5,600		Unilever NY Shares	311,304
10,600		Walgreen Co.	426,014

		TOTAL	3,579,803

		Energy--2.2%
9,400		Ashland, Inc.	390,288
5,800		Chevron Corp.	557,090
4,797		Conoco, Inc., Class B	149,666
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Energy--continued
14,040		Exxon Mobil Corp.	$1,246,050
12,200		Royal Dutch Petroleum Co., ADR	743,956
5,200		Schlumberger Ltd.	327,756
6,700		Texaco, Inc.	478,380

		TOTAL	3,893,186

		Financials--4.9%
7,604		Allstate Corp.	342,332
9,100		American Express Co.	383,292
11,929		American International Group, Inc.	966,249
10,434		Bank of America Corp.	618,214
6,300		Bank of New York Co., Inc.	344,043
23,366		Citigroup, Inc.	1,197,507
5,200		Fannie Mae	428,688
10,600		First Union Corp.	341,850
6,700		Fleet Boston Financial Corp.	278,653
10,150		J.P. Morgan Chase & Co.	498,873
3,400		Loews Corp.	234,566
7,700		Mellon Financial Corp.	352,814
7,200		Merrill Lynch & Co., Inc.	467,784
7,100		Morgan Stanley Dean Witter & Co.	461,571
4,000		PNC Financial Services Group	277,000
6,900		Post Properties, Inc.	251,643
6,800		Schwab (Charles) Corp.	127,840
13,900		U.S. Bancorp	309,970
7,714		Washington Mutual, Inc.	274,773
7,600		Wells Fargo Co.	357,808

		TOTAL	8,515,470

		Health Care--3.9%
9,300		Abbott Laboratories	483,414
5,500	[1]	Amgen, Inc.	365,090
7,200		Baxter International, Inc.	355,536
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Health Care--continued
9,900		Bristol-Myers Squibb Co.	$536,976
3,900		Cardinal Health, Inc.	280,761
4,000	[1]	Forest Laboratories, Inc.	296,240
6,300		Johnson & Johnson	610,785
5,300		Lilly (Eli) & Co.	448,910
6,800		Medtronic, Inc.	292,264
10,500		Merck & Co., Inc.	766,395
28,075		Pfizer, Inc.	1,204,137
11,269		Pharmacia Corp.	547,223
8,400		Schering Plough Corp.	352,380
3,900		UnitedHealth Group, Inc.	224,250

		TOTAL	6,764,361

		Industrials--2.9%
5,600		Automatic Data Processing, Inc.	300,944
5,600		Boeing Co.	352,184
2,900		Eaton Corp.	226,780
6,900		First Data Corp.	452,709
39,900		General Electric Co.	1,955,100
5,100		Honeywell International, Inc.	246,840
10,800		Tyco International, Ltd.	620,460
7,500	[1]	US Airways Group, Inc.	181,350
8,200		Union Pacific Corp.	471,500
3,000		United Technologies Corp.	249,930

		TOTAL	5,057,797

		Information Technology--4.8%
5,700	[1]	Applied Materials, Inc.	284,601
1,339	[1]	Avaya, Inc.	21,692
3,500	[1]	Axcelis Technologies, Inc.	52,010
32,800	[1]	Cisco Systems, Inc.	631,728
13,400		Compaq Computer Corp.	214,266
6,000		Computer Associates International, Inc.	170,160
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Information Technology--continued
6,700		Corning, Inc.	$126,764
13,600	[1]	Dell Computer Corp.	331,296
11,000	[1]	EMC Corp. Mass	347,600
4,300		Electronic Data Systems Corp.	263,375
8,600		Hewlett-Packard Co.	252,152
30,500		Intel Corp.	823,805
9,100		International Business Machines Corp.	1,017,380
19,870		Lucent Technologies, Inc.	156,576
22,600	[1]	Microsoft Corp.	1,563,468
13,000		Motorola, Inc.	191,100
15,900		Nortel Networks Corp.	211,947
27,600	[1]	Oracle Corp.	422,280
5,000	[1]	Qualcomm, Inc.	303,700
17,500	[1]	Sun Microsystems, Inc.	288,225
9,500		Texas Instruments, Inc.	324,140
4,500	[1]	Veritas Software Corp.	296,595
3,700	[1]	Yahoo, Inc.	67,007

		TOTAL	8,361,867

		Materials--0.7%
8,701		Du Pont (E.I.) de Nemours & Co.	403,726
4,400		PPG Industries, Inc.	244,640
5,200		Weyerhaeuser Co.	297,492
5,900		Willamette Industries, Inc.	296,357

		TOTAL	1,242,215

		Telecommunication Services--1.5%
19,365		AT&T Corp.	409,957
4,600		Alltel Corp.	266,754
11,500		BellSouth Corp.	474,145
7,000	[1]	NEXTEL Communications, Inc., Class A	111,440
170	[1]	NTL, Inc.	3,653
7,896	[1]	Qwest Communications International, Inc.	290,099
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Telecommunication Services--continued
7,600	[1]	Sprint Corp. (PCS Group)	$167,200
12,924		Verizon Communications, Inc.	708,881
12,600	[1]	WorldCom, Inc. -- WorldCom Group	224,784

		TOTAL	2,656,913

		Utilities--0.5%
4,300	[1]	Calpine Corp.	211,990
5,400		Enron Corp.	285,714
7,300		Reliant Energy, Inc.	336,384

		TOTAL	834,088

		TOTAL LARGE-CAP STOCKS	46,639,133

		FOREIGN EQUITY--7.8%
		Australia--0.1%
4,000		Broken Hill Proprietary Co., Ltd.	45,626
1,600		News Corp., Ltd.	14,012
700		News Corp. Ltd., ADR	25,025

		TOTAL	84,663

		Brazil--0.1%
247,000		Banco Itau SA, Preference	20,003
300		Brasil Telecom Participacoes SA, ADR	12,003
3,600		Companhia Paranaense de Energia-Copel, ADR	24,660
1,000		Petroleo Brasileiro SA, ADR	28,300
1,600		Tele Norte Leste Participacoes SA, ADR	25,360

		TOTAL	110,326

		Canada--0.1%
700	[1]	Anderson Exploration Ltd.	15,920
500		Manulife Financial Corp.	13,439
2,102		Talisman Energy, Inc.	85,141

		TOTAL	114,500

		Denmark--0.1%
612		Carlsberg AS, Class B	27,420
1,015		Novo Nordisk, Class B	40,756
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Denmark--continued
305	[1]	Novozymes AS, Class B	$6,608
850		Tele Danmark AS	35,673

		TOTAL	110,457

		Finland--0.0%
800		Nokia Oyj	23,123

		France--1.1%
1,796		AXA	50,879
474		Alstom	13,813
470		Aventis SA	34,817
950		Bouygues	34,906
244		Cap Gemini SA	28,083
780		Carrefour SA	42,545
560		Casino Guichard Perrachon	49,630
320		Compagnie de Saint Gobain	47,600
639		France Telecommunications	35,124
59,900		iShares MSCI France Index Fund	1,243,524
4,900	[1]	Orange SA	42,058
590		Pechiney Ord A	31,882
430		Pinault-Printemps-Redoute SA	74,544
775		Publicis Groupe	24,315
250		Renault SA	11,659
1,300		STMicroelectronics NV, (NY Reg Shares)	46,215
600		Societe Generale, Paris	35,644
353		Total Fina SA, Class B	51,315
360		Valeo SA	15,526
995	[1]	Vivendi Uniniversal SA	63,359

		TOTAL	1,977,438

		Germany, Federal Republic of--0.7%
50		Allianz AG Holding	13,962
900		DaimlerChrysler AG	41,068
482		Deutsche Post AG	36,974
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Germany, Federal Republic of--continued
316		Henkel KGAA, Pfd.	$18,960
59,500		iShares MSCI Germany Index Fund	993,650
750		SAP AG, ADR	26,333
600		SGL Carbon AG	23,594
406		Schering AG	20,840
1,990	[1]	Thyssen Krupp AG	29,904

		TOTAL	1,205,285

		Hong Kong--0.1%
26,000	[1]	CNOOC Ltd.	25,834
22,000		China Everbright Ltd.	22,424
430	[1]	China Mobile Hong Kong Ltd., ADR	10,471
9,200		Dah Sing Financial Group	49,068
14,000	[1]	Hong Kong Exchanges & Clearing Ltd.	25,308
28,000	[1]	MTR Corp., Ltd.	47,924
8,000		Wharf Holdings Ltd.	18,000
9,000		Wing Hang Bank Ltd.	35,655

		TOTAL	234,684

		Ireland--0.0%
650	[1]	Elan Corp. PLC, ADR	37,512

		Israel--0.0%
390	[1]	Card-Guard Scientific Survival Ltd.	21,699
400	[1]	Emblaze Systems Ltd.	1,946

		TOTAL	23,645

		Italy--0.4%
10,600		Arrn Mondadori Editore	86,860
8,200		Banca Intesa SPA	30,442
26,500		iShares MSCI Italy Index Fund	495,285

		TOTAL	612,587

		Japan--2.0%
26,000		Asahi Bank Ltd.	66,487
1,300		Bandai Co., Ltd.	41,664
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--continued
2,000		Capcom Co., Ltd.	$65,612
1,000		Fuji Photo Film Co.	42,143
223,900		iShares MSCI Japan Index Fund	2,438,271
13,000		Komatsu Ltd.	64,191
700		Konami Co., Ltd.	36,213
5,000		Mitsubishi Estate Co., Ltd.	48,074
8		Mizuho Holdings, Inc.	40,713
2		NTT DoCoMo, Inc.	38,358
10,700		Nikko Securities Co., Ltd.	86,856
300		Nintendo Corp., Ltd.	58,042
150		Nippon TV Network	48,705
7,000		Nissan Motor Co., Ltd.	47,460
1,700		Nomura Securities Co., Ltd.	34,106
250		Rohm Co.	44,730
650		Sony Corp.	50,139
600		TDK Corp.	34,472
500		Takefuji, Corp.	44,162
2,100		Tokyo Electric Power Co.	53,701
11,400		Toray Industries, Inc.	51,304
11,000		Toshiba Corp.	62,458
1,000		Toyota Motor Corp.	35,330

		TOTAL	3,533,191

		Korea, Republic of--0.0%
5,300	[1]	Good Morning Securities Co.	24,080
4,855		Korea Data Systems Co., Ltd.	8,073
1,200		Korea Electric Power Corp.	22,763
3,900		Samsung Heavy Industries Co., Ltd.	16,288

		TOTAL	71,204

		Netherlands--0.5%
880		ING Groep, NV	57,301
34,900		iShares MSCI Netherlands Index Fund	694,510
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Netherlands--continued
1,444		Koninklijke (Royal) Philips Electronics NV	$39,491
655		Unilever NV	36,253
1,050		United Services Group NV	21,532
6,300		Vendex KBB NV	83,377

		TOTAL	932,464

		Norway--0.0%
1,330		Smedvig ASA, Class B	11,476

		Portugal--0.1%
29,781		Banco Comercial Portugues SA	117,611
3,900	[2]	Telecel - Comunicacoes Pessoais SA	36,542

		TOTAL	154,153

		Singapore--0.1%
25,000		Delgro Corporation Ltd.	80,139
4,000		Singapore Press Holdings Ltd.	43,109

		TOTAL	123,248

		Spain--0.1%
19		Banco Santander Central Hispano SA	181
1,216		Corporacion Mapfre SA	24,793
550		Grupo Empresarial Ence SA	8,325
2,500		Repsol SA	44,523
1,100	[1]	Sogecable SA	22,911
2,015		Telefonica SA	29,598
6,400		Union Electrica Fenosa SA	114,197

		TOTAL	244,528

		Sweden--0.0%
4,830		Ericsson LM -- Class B	30,648
29,000		Rotternos AB	24,177

		TOTAL	54,825

		Switzerland--0.5%
1,092	[1]	ABB Ltd.	19,594
50		Clariant AG	1,358
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Switzerland--continued
58,600		iShares MSCI Switzerland Index Fund	$820,400
27		Serono SA	24,487
166		UBS AG	24,753

		TOTAL	890,592

		United Kingdom--1.8%
1,841		Amvescap PLC	33,440
4,824		Arriva PLC	22,025
11,230		BAE Systems PLC	55,732
3,400	[1]	Compass Group PLC	25,117
4,224		Diageo PLC	45,520
3,483		EMAP PLC	41,189
7,778	[1]	Energis PLC	29,364
3,400		Hanson PLC	23,864
153,400		iShares MSCI United Kingdom Index Fund	2,495,818
8,000		Innogy Holdings PLC	25,551
18,214		Invensys PLC	36,674
2,300		Kingfisher PLC	14,513
1,178		Misys PLC	9,404
4,700	[1]	P&O Princess Cruises PLC	23,992
150		Pace Micro Technology PLC	1,039
1,609		Pearson PLC	29,842
8,880		Rentokil Initial PLC	27,072
15,287		Rolls-Royce PLC	51,481
2,040		Royal Bank of Scotland PLC, Edinburgh	46,860
5,800	[1]	Royal Bank of Scotland PLC, Edinburgh - Addl. Value Shs.	7,196
6,800		Sainsbury (J) PLC	41,895
1,500	[1]	Shire Pharmaceuticals Group PLC	24,630
23,175		Vodafone Group PLC	59,560
500		Vodafone Group PLC, ADR	12,945

		TOTAL	3,184,723

		TOTAL FOREIGN EQUITY	13,734,624

Principal Amount or Shares			Value in U.S. Dollars
		STOCKS--continued
		FUTURES CONTRACTS COLLATERAL--5.3%[3]
$9,200,000		United States Treasury Bill, 6/14/2001	$9,189,880

		TOTAL STOCKS (IDENTIFIED COST $65,718,053)	69,563,637

		BONDS--59.5%
		TREASURY AND GOVERNMENT SECURITIES--18.0%
		Repurchase Agreement--4.1%[4]
7,147,000		Societe Generale Securities Corp., 4.050%, dated 5/31/2001, due 6/1/2001	7,147,000

		U.S. Treasury Agreements--13.9%
6,020,000		United States Treasury Bond, 6.125%, 11/15/2027	6,177,905
2,000,000		United States Treasury Note, 5.625%, 5/15/2008	2,041,600
2,326,000		United States Treasury Note, 6.000%, 8/15/2009	2,419,040
4,300,000		United States Treasury Note, 6.125%, 8/15/2007	4,510,098
1,250,000		United States Treasury Note, 6.500%, 10/15/2006	1,332,125
7,280,000		United States Treasury Note, 6.625%, 5/15/2007	7,820,831

		TOTAL	24,301,599

		TOTAL TREASURY AND GOVERNMENT SECURITIES	31,448,599

		MUTUAL FUNDS--22.2%
		High Yield Bonds--3.1%
757,416		High Yield Bond Portfolio	5,392,805

		Mortgage Backed Securities--19.1%
3,365,552		Federated Mortgage Core Portfolio	33,487,435

		TOTAL MUTUAL FUNDS	38,880,240

		INVESTMENT GRADE CORPORATE BONDS--13.7%
		Air Transportation--0.2%
$265,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	262,146

		Automotive--0.6%
750,000		Arvin Capital, Inc., Company Guarantee, 9.500%, 2/1/2027	732,801
350,000		Hertz Corp., Note, 8.250%, 6/01/2005	370,783

		TOTAL	1,103,584

		Banking--1.5%
400,000	[1,2]	Barclays Bank PLC, Bond, 8.550%, 9/29/2049	435,290
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	91,936
250,000		Crestar Financial Corp., Sub. Note, 8.750%, 11/15/2004	273,985
400,000	[2]	Den Danske Bank, Note, 7.400% 6/15/2010	405,108
900,000		National Bank of Canada, Note, 8.125%, 8/16/2004	955,719
400,000	[2]	Swedbank, Sub. Note, 7.500%, 11/01/2049	407,810

		TOTAL	2,569,848

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Cable Television--1.2%
$600,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	$680,448
350,000		Continental Cablevision, Sr. Note, 8.500%, 9/15/2001	354,707
1,000,000		Cox Communications Inc., MTN, 6.690%, 9/20/2004	1,014,980

		TOTAL	2,050,135

		Chemicals & Plastics--0.3%
450,000	[2]	Bayer Corp., Deb., 6.500%, 10/1/2002	459,621

		Ecological Services & Equipment--0.4%
350,000		USA Waste Services, Inc., Note, 6.125%, 7/15/2001	351,232
275,000		Waste Management, Deb., 8.750%, 5/1/2018	289,009

		TOTAL	640,241

		Education--0.2%
375,000		Boston University, MTN, 7.625%, 7/15/2097	366,229

		Electronics--0.4%
700,000		Anixter, Inc., Company Guarantee, 8.000%, 9/15/2003	711,312

		Finance - Automotive--0.4%
150,000		Ford Motor Credit Co., Unsecd. Note, 7.250%, 1/15/2003	154,475
500,000		General Motors Acceptance Corp., Sr. Note, 6.000%, 2/01/2002	504,450

		TOTAL	658,925

		Financial Intermediaries--1.6%
950,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	958,740
350,000		Capital One Financial, Note, 7.125%, 8/01/2008	320,134
300,000		Lehman Brothers Holdings, Bond, 6.2000%, 1/15/2002	303,111
300,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	311,406
415,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	428,600
225,000		Salomon, Inc., Note, 7.200%, 2/1/2004	233,219
312,234	[2]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.910%, 9/1/2013	316,097

		TOTAL	2,871,307

		Financial Services--0.2%
300,000		General Electric Capital Corp., 7.000%, 3/01/2002	305,892

		Food & Drug Retailers--0.6%
950,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/01/2008	983,478

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Forest Products--0.4%
$650,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	$674,304

		Insurance--0.7%
250,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	244,326
400,000		Conseco, Inc., Sr. Sub. Note, 10.250%, 6/01/2002	398,000
365,000		Geico Corp., Deb., 9.150%, 9/15/2021	386,272
250,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	239,888

		TOTAL	1,268,486

		Leisure & Entertainment--0.4%
600,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	609,900
125,000		Paramount Communications, Inc., Sr. Deb., 8.250%, 8/01/2022	128,679

		TOTAL	738,579

		Metals & Mining--0.5%
400,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	412,564
450,000		Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005	457,853

		TOTAL	870,417

		Printing & Publishing--0.5%
450,000		Harcourt General, Inc., Sr. Note, 6.700%, 8/01/2007	432,549
440,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	466,972

		TOTAL	899,521

		Real Estate--0.4%
800,000		SUSA Partnership LP, Deb., 7.50%, 12/1/2027	660,304

		Retailers--0.8%
1,090,000		Shopko Stores, Sr. Note, 8.500%, 3/15/2002	986,450
400,000		Target Corp., Note, 7.500%, 2/15/2005	422,996

		TOTAL	1,409,446

		Sovereign Government--0.7%
400,000		Colombia, Government of, Note, 7.250%, 2/15/2003	398,692
460,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	492,398
360,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	363,666

		TOTAL	1,254,756

		Supranational--0.1%
250,000		Corp Andina De Fomento, Sr. Note, 7.375%, 1/18/2011	250,828

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Telecommunications & Cellular--1.1%
$435,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/01/2004	$427,575
30,588		TCI Communications Inc., 9.720%, Pfd., $2.43	779,382
840,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	820,974

		TOTAL	2,027,931

		Utilities--0.5%
250,000		Enersis SA, Note, 7.400%, 12/1/2016	215,745
750,000		National Rural Utilities, MTN, 5.750%, 12/01/2008	710,258

		TOTAL	926,003

		TOTAL INVESTMENT GRADE CORPORATE BONDS	23,963,293

		FOREIGN BONDS--5.6%
		Australian Dollar--0.2%
610,000		New South Wales, State of, Local Government Guarantee, Series 08RG, 8.000%, 3/01/2008	339,016

		Austrian Schilling--0.1%
120,000		Austria, Government of, Bond, Series 99-4, 5.500%, 1/15/2010	102,066

		Belgian Franc--0.2%
387,355		Belgium, Government of, Bond, 6.500%, 3/31/2005	346,604

		British Pound--0.5%
120,000		Asda Group, Note, 8.375%, 4/24/2007	189,892
350,000		British American Tobacco, Company Guarantee, Series E, 4.875%, 2/25/2009	266,926
145,000		United Kingdom, Government of, Bond, 6.500%, 12/07/2003	211,154
180,000		United Kingdom, Government of, Bond, 7.000%, 6/07/2002	260,004

		TOTAL	927,976

		Canadian Dollar--0.7%
290,000		Canada, Government of, Deb., 6.500%, 6/1/2004	194,198
375,000		Ontario Hydro, 9.000%, 6/24/2002	253,739
90,000,000		Ontario, Province of, Note, Series E, MTN, 1.875%, 1/25/2010	808,555

		TOTAL	1,256,492

		Danish Krone-0.1%
2,379,492		Realkredit Danmark AS, 6.000%, 10/01/2019	262,208

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Deutsche Mark--0.6%
52,000,000		DSL Bank, Note, 2.600%, 7/10/2002	$448,271
435,000		Germany, Government of, 4.500%, 7/04/2009	352,886
375,000		Germany, Government of, 6.000%, 1/04/2007	335,131

		TOTAL	1,136,288

		Finland Markka--0.2%
350,000		Finland, Government of, Bond, 5.750%, 2/23/2011	303,584

		Greek Drachma--0.3%
469,552		Greece, Government of, Floating Rate Note, 9/30/2003	411,252
99,779		Greece, Government of, Floating Rate Note, 10/23/2003	87,720

		TOTAL	498,972

		Irish Pound--0.2%
420,000		Ireland, Government of, 3.500%, 10/18/2005	337,050

		Italian Lira--1.0%
62,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	559,203
1,060,000		Italy, Government of, Bond, 4.750%, 7/01/2005	893,941
375,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/31/2049	334,668

		TOTAL	1,787,812

		Netherlands Guilder--0.3%
50,000		Netherlands, Government of, 5.500%, 1/15/2028	40,722
542,646		Netherlands, Government of, 5.750%, 1/15/2004	471,967

		TOTAL	512,689

		Norwegian Krone--0.3%
48,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	430,761

		Polish Zloty--0.3%
2,175,000		Poland, Government of, Series 0604, 10.000%, 6/12/2004	490,706

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Portuguese Escutos--0.1%
170,000		Portugal, Government of, Ot's, 6.625%, 2/23/2007	$154,106

		Spanish Peseta--0.3%
540,910		Spain, Government of, Bond, 6.150%, 1/31/2013	478,642

		U.S. Dollar--0.2%
$460,000		Societe Generale Capital, Sub. Note, 7.875%, 12/29/2049	409,363

		TOTAL FOREIGN BONDS	9,774,335

		TOTAL BONDS (IDENTIFIED COST $105,720,048)	104,066,467

		TOTAL INVESTMENTS (IDENTIFIED COST $171,438,101)[5]	$173,630,104

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2001, these securities amounted to $2,060,468 which represents 1.2% of net assets.

3 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $8,946,900 at May 31, 2001.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $171,438,101. The net unrealized appreciation of investments on a federal tax basis amounts to $2,192,003 which is comprised of $12,789,177 appreciation and $10,597,174 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($174,831,657) at May 31, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $171,438,101)		$173,630,104
Cash		827
Cash denominated in foreign currencies (identified cost $24,688)		24,637
Income receivable		1,063,856
Receivable for daily variation margin		20,700
Receivable for investments sold		174,363
Receivable for shares sold		54,993

TOTAL ASSETS		174,969,480

Liabilities:
Payable for investments purchased	$89,443
Net payable for foreign currency exchange contracts	14,048
Accrued expenses	34,332

TOTAL LIABILITIES		137,823

Net assets for 16,620,306 shares outstanding		$174,831,657

Net Assets Consist of:
Paid in capital		$173,125,499
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		2,325,758
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(592,329)
Distributions in excess of net investment income		(27,271)

TOTAL NET ASSETS		$174,831,657

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$119,983,447 ÷ 11,402,257 shares outstanding		$10.52

Select Shares:
$54,848,210 ÷ 5,218,049 shares outstanding		$10.51

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $8,865)			$1,810,897
Interest (net of foreign taxes withheld of $1,741)			2,498,585

TOTAL INCOME			4,309,482

Expenses:
Investment adviser fee		$658,998
Administrative personnel and services fee		76,085
Custodian fees		47,423
Transfer and dividend disbursing agent fees and expenses		76,267
Directors'/Trustees' fees		1,903
Auditing fees		3,352
Legal fees		1,457
Portfolio accounting fees		33,288
Distribution services fee--Select Shares		214,441
Shareholder services fee--Institutional Shares		148,186
Shareholder services fee--Select Shares		71,481
Share registration costs		12,157
Printing and postage		17,304
Insurance premiums		237
Miscellaneous		4,059

TOTAL EXPENSES		1,366,638

Waivers:
Waiver of distribution services fee--Select Shares	$(71,481)
Waiver of shareholder services fee--Institutional Shares	(118,549)

TOTAL WAIVERS		(190,030)

Net expenses			1,176,608

Net investment income			3,132,874

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(255,066)
Net realized loss on futures contracts			(1,564,743)
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(352,492)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(2,172,301)

Change in net assets resulting from operations			$960,573

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,132,874	$7,865,680
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	(1,819,809)	8,471,758
Net realized gain on capital gain distributions from other investment companies	--	16,915
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(352,492)	(14,204,471)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	960,573	2,149,882

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,282,821)	(5,487,581)
Select Shares	(870,816)	(2,006,391)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	(5,693,156)	(3,355,989)
Select Shares	(2,565,052)	(1,432,191)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,411,845)	(12,282,152)

Share Transactions:
Proceeds from sale of shares	34,764,112	54,231,221
Net asset value of shares issued to shareholders in payment of distributions declared	8,939,993	9,085,863
Cost of shares redeemed	(34,988,141)	(93,550,726)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,715,964	(30,233,642)

Change in net assets	(1,735,308)	(40,365,912)

Net Assets:
Beginning of period	176,566,965	216,932,877

End of period	$174,831,657	$176,566,965

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$11.19	$11.82	$12.15	$11.98	$11.37	$11.14
Income From Investment Operations:
Net investment income	0.21	0.48 [2]	0.45	0.44	0.49	0.50
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.15)	(0.40)	0.14	0.81	0.74	0.41

TOTAL FROM INVESTMENT OPERATIONS	0.06	0.08	0.59	1.25	1.23	0.91

Less Distributions:
Distributions from net investment income	(0.21)	(0.45)	(0.45)	(0.46)	(0.50)	(0.52)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.52)	(0.26)	(0.47)	(0.62)	(0.12)	(0.16)

TOTAL DISTRIBUTIONS	(0.73)	(0.71)	(0.92)	(1.08)	(0.62)	(0.68)

Net Asset Value, End of Period	$10.52	$11.19	$11.82	$12.15	$11.98	$11.37

Total Return[3]	0.55%	0.60%	5.11%	11.19%	11.25%	8.54%

Ratios to Average Net Assets:

Expenses	1.11%[4]	1.06%	1.04%	1.08%	1.05%	1.05%

Net investment income	3.79%[4]	4.11%	3.78%	3.77%	4.27%	4.72%

Expense waiver/reimbursement[5]	0.20%[4]	0.20%	0.20%	0.20%	0.25%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$119,983	$121,563	$151,961	$178,521	$164,728	$156,635

Portfolio turnover	14%	43%	94%	117%	130%	154%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$11.17	$11.80	$12.14	$11.96	$11.36	$11.12
Income From Investment Operations:
Net investment income	0.18	0.40 [2]	0.37	0.37	0.40	0.43
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.15)	(0.40)	0.13	0.81	0.74	0.41

TOTAL FROM INVESTMENT OPERATIONS	0.03	--	0.50	1.18	1.14	0.84

Less Distributions:
Distributions from net investment income	(0.17)	(0.37)	(0.37)	(0.38)	(0.42)	(0.44)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.52)	(0.26)	(0.47)	(0.62)	(0.12)	(0.16)

TOTAL DISTRIBUTIONS	(0.69)	(0.63)	(0.84)	(1.00)	(0.54)	(0.60)

Net Asset Value, End of Period	$10.51	$11.17	$11.80	$12.14	$11.96	$11.36

Total Return[3]	0.26%	(0.11)%	4.29%	10.51%	10.41%	7.92%

Ratios to Average Net Assets:

Expenses	1.81%[4]	1.76%	1.74%	1.78%	1.75%	1.75%

Net investment income	3.09%[4]	3.42%	3.08%	3.07%	3.51%	4.02%

Expense waiver/reimbursement[5]	0.25%[4]	0.25%	0.25%	0.25%	0.30%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$54,848	$55,004	$64,972	$62,787	$47,499	$44,248

Portfolio turnover	14%	43%	94%	117%	130%	154%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Conservative Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in the other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With repsect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate share class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the Audit and Accounting Guide for Investment Companies (AICPA), as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2001, the Fund had net realized losses of $1,564,743 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2001	36 Russell 2000 Index Futures	Long	$156,063

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2001, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2001	12,782 Euro Currency	$ 10,913	$ 10,809	$ (104)

6/1/2001	30,541,016 South Korean Won	23,819	23,841	22

6/5/2001	9,422 Euro Currency	8,073	7,968	(105)

Contracts Sold:
7/3/2001	45,056,315 Japanese Yen	366,574	380,435	(13,861)

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(14,048)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,085,280	$21,941,435	3,382,615	$39,242,431
Shares issued to shareholders in payment of distributions declared	543,810	5,788,443	517,624	5,994,216
Shares redeemed	(2,091,598)	(22,281,538)	(5,894,587)	(68,659,956)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	537,492	$5,448,340	(1,994,348)	$(23,423,309)

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	1,193,361	$12,822,677	1,293,045	$14,988,790
Shares issued to shareholders in payment of distributions declared	295,773	3,151,550	266,840	3,091,647
Shares redeemed	(1,193,878)	(12,706,603)	(2,141,173)	(24,890,770)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	295,256	$3,267,624	(581,288)	$(6,810,333)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	832,748	$8,715,964	(2,575,636)	$(30,233,642)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at is sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$25,668,467

Sales	$20,421,685

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2001, were as follows:

Purchases	$403,233

Sales	$3,007,375

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2001, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Agency	0.2%	Materials	0.1%
Automobiles & Components	0.1	Media	0.2
Banking	1.7	Metals & Mining	0.2
Capital Goods	0.2	Oil & Gas	0.4
Communications Equipment	0.1	Pharmaceuticals & Biotechnology	0.1
Consumer Durables & Apparel	0.1	Retailing	0.1
Energy	0.2	Software & Services	0.1
Financial	6.5	Sovereign	4.2
Food & Drug Retailing	0.2	State/Provincial	0.7
Food Beverage & Tobacco	0.1	Technology Hardware & Equipment	0.2
Forest Products	0.4	Telecommunications Services	0.2
Insurance	0.1	Transportation	0.1
		Utilities	0.3

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Managed Conservative Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314212408
Cusip 314212309

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G00516-01 (7/01)

Federated Investors
World-Class Investment Manager

Federated Managed Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL REPORT

May 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--80.0%
		LARGE-CAP STOCKS--48.8%
		Consumer Discretionary--6.0%
31,800	[1]	AOL Time Warner, Inc.	$1,660,914
7,500	[1]	Clear Channel Communications, Inc.	457,275
10,500	[1]	Comcast Corp., Class A	430,080
7,500		Costco Wholesale Corp.	291,825
6,500		Eastman Kodak Co.	307,645
16,672		Ford Motor Co.	405,963
18,950		Home Depot, Inc.	934,046
10,600		Knight-Ridder, Inc.	582,364
12,500		Target Corp.	472,500
11,628	[1]	Viacom, Inc., Class B	670,238
33,800		Wal-Mart Stores, Inc.	1,749,150
30,600		Walt Disney Co.	967,572

		TOTAL	8,929,572

		Consumer Staples--3.7%
17,800		Coca-Cola Co.	843,720
54,800		Dial Corp.	758,980
8,400		Gillette Co.	243,012
9,200		Kimberly-Clark Corp.	556,140
11,300		PepsiCo, Inc.	505,788
18,700		Philip Morris Cos., Inc.	961,367
8,600		Procter & Gamble Co.	552,464
8,700		Unilever NY Shares	483,633
16,400		Walgreen Co.	659,116

		TOTAL	5,564,220

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Energy--4.1%
14,600		Ashland, Inc.	$606,192
9,100		Chevron Corp.	874,055
7,418		Conoco, Inc., Class B	231,442
21,840		Exxon Mobil Corp.	1,938,300
19,000		Royal Dutch Petroleum Co., ADR	1,158,620
8,100		Schlumberger Ltd.	510,543
10,400		Texaco, Inc.	742,560

		TOTAL	6,061,712

		Financials--8.9%
11,800		Allstate Corp.	531,236
14,200		American Express Co.	598,104
18,539		American International Group, Inc.	1,501,659
16,194		Bank of America Corp.	959,495
9,700		Bank of New York Co., Inc.	529,717
36,333		Citigroup, Inc.	1,862,066
8,100		Fannie Mae	667,764
16,600		First Union Corp.	535,350
10,426		Fleet Boston Financial Corp.	433,617
15,750		J.P. Morgan Chase & Co.	774,113
5,300		Loews Corp.	365,647
12,000		Mellon Financial Corp.	549,840
11,200		Merrill Lynch & Co., Inc.	727,664
11,000		Morgan Stanley, Dean Witter & Co.	715,110
6,300		PNC Financial Services Group	436,275
10,700		Post Properties, Inc.	390,229
10,600		Schwab (Charles) Corp.	199,280
21,614		U.S. Bancorp	481,992
12,000		Washington Mutual, Inc.	427,440
11,800		Wells Fargo Co.	555,544

		TOTAL	13,242,142

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Health Care--7.1%
14,500		Abbott Laboratories	$753,710
8,600	[1]	Amgen, Inc.	570,868
11,200		Baxter International, Inc.	553,056
15,300		Bristol-Myers Squibb Co.	829,872
6,000		Cardinal Health, Inc.	431,940
6,300	[1]	Forest Laboratories, Inc.	466,578
9,700		Johnson & Johnson	940,415
8,300		Lilly (Eli) & Co.	703,010
10,600		Medtronic, Inc.	455,588
16,400		Merck & Co., Inc.	1,197,036
43,775		Pfizer, Inc.	1,877,510
17,524		Pharmacia Corp.	850,965
13,100		Schering Plough Corp.	549,545
6,100		UnitedHealth Group, Inc.	350,750

		TOTAL	10,530,843

		Industrials--5.3%
8,700		Automatic Data Processing, Inc.	467,538
8,800		Boeing Co.	553,432
4,500		Eaton Corp.	351,900
10,700		First Data Corp.	702,027
62,100		General Electric Co.	3,042,900
8,000		Honeywell International, Inc.	387,200
16,800		Tyco International Ltd.	965,160
11,600	[1]	US Airways Group, Inc.	280,488
12,800		Union Pacific Corp.	736,000
4,600		United Technologies Corp.	383,226

		TOTAL	7,869,871

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Information Technology--8.7%
8,900	[1]	Applied Materials, Inc.	$444,377
2,091	[1]	Avaya, Inc.	33,874
5,413	[1]	Axcelis Technologies, Inc.	80,437
51,000	[1]	Cisco Systems, Inc.	982,260
20,900		Compaq Computer Corp.	334,191
9,400		Computer Associates International, Inc.	266,584
10,400		Corning, Inc.	196,768
21,200	[1]	Dell Computer Corp.	516,432
17,100	[1]	EMC Corp. Mass	540,360
6,700		Electronic Data Systems Corp.	410,375
13,400		Hewlett-Packard Co.	392,888
47,500		Intel Corp.	1,282,975
14,200		International Business Machines Corp.	1,587,560
31,000		Lucent Technologies, Inc.	244,280
35,200	[1]	Microsoft Corp.	2,435,136
20,200		Motorola, Inc.	296,940
24,800		Nortel Networks Corp.	330,584
43,000	[1]	Oracle Corp.	657,900
7,800	[1]	Qualcomm, Inc.	473,772
27,300	[1]	Sun Microsystems, Inc.	449,631
14,800		Texas Instruments, Inc.	504,976
7,100	[1]	Veritas Software Corp.	467,961
5,700	[1]	Yahoo, Inc.	103,227

		TOTAL	13,033,488

		Materials--1.3%
13,560		Du Pont (E.I.) de Nemours & Co.	629,184
6,900		PPG Industries, Inc.	383,640
8,000		Weyerhaeuser Co.	457,680
9,200		Willamette Industries, Inc.	462,116

		TOTAL	1,932,620

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Telecommunication Services--2.8%
30,165		AT&T Corp.	$638,593
7,200		Alltel Corp.	417,528
17,800		BellSouth Corp.	733,894
10,900	[1]	NEXTEL Communications, Inc., Class A	173,528
618	[1]	NTL, Inc.	13,280
12,375	[1]	Qwest Communications International, Inc.	454,658
11,900	[1]	Sprint Corp. (PCS Group)	261,800
20,106		Verizon Communications, Inc.	1,102,814
19,700	[1]	WorldCom, Inc. -- WorldCom Group	351,448

		TOTAL	4,147,543

		Utilities--0.9%
6,700	[1]	Calpine Corp.	330,310
8,400		Enron Corp.	444,444
11,300		Reliant Energy, Inc.	520,704

		TOTAL	1,295,458

		TOTAL LARGE-CAP STOCKS	72,607,469

		SMALL-CAP STOCKS--7.0%
		Consumer Discretionary--1.2%
900	[1]	Ann Taylor Stores Corp.	30,708
1,500		Applebee's International, Inc.	59,670
2,200		Bob Evans Farms, Inc.	37,642
4,100		Callaway Golf Co.	93,111
1,800	[1]	Cheesecake Factory, Inc.	62,586
1,700	[1]	Chris Craft Industries, Inc.	118,133
1,000	[1]	Cost Plus, Inc./ California	28,100
1,200	[1]	Dress Barn, Inc.	30,144
5,200	[1]	Extended Stay America, Inc.	80,860
2,000	[1]	Fossil, Inc.	44,700
5,900		Hollinger International, Inc.	90,860
1,800		Houghton Mifflin Co.	98,208
2,500	[1]	Insight Enterprises, Inc.	57,525
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Consumer Discretionary--continued
2,400		KB HOME	$60,984
1,500		Kellwood Co.	35,265
3,500		La-Z Boy Chair Co.	65,800
1,800	[1]	Lands' End, Inc.	64,584
3,200		Lennar Corp.	118,400
1,200	[1]	Liberty Digital, Inc.	6,600
2,900	[1]	Mohawk Industries, Inc.	92,887
1,900	[1]	Nautica Enterprise, Inc.	38,855
1,500	[1]	Papa Johns International, Inc.	38,355
2,900	[1]	Pinnacle Systems, Inc.	20,706
2,300		Pulte Homes, Inc.	92,920
1,900	[1]	Scholastic Corp.	75,905
1,600		Superior Industries International, Inc.	63,264
7,200	[1]	Venator Group, Inc.	95,760
1,600		Wellman, Inc.	27,232
2,800		WestPoint Stevens, Inc.	11,172

		TOTAL	1,740,936

		Consumer Staples--0.2%
2,500		Earthgrains Co.	64,875
1,800		Fleming Cos., Inc.	57,186
3,600	[1]	NBTY, Inc.	46,620
4,300	[1]	Perrigo Co.	59,899
1,900	[1]	Ralcorp Holdings, Inc.	30,210
1,600	[1]	Whole Foods Market, Inc.	91,632

		TOTAL	350,422

		Energy--0.4%
1,800	[1]	Barrett Resources Corp.	128,250
1,800		Cabot Oil & Gas Corp., Class A	55,440
3,200	[1]	Marine Drilling Cos., Inc.	83,200
4,100	[1]	Newpark Resources, Inc.	52,890
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Energy--continued
5,300	[1]	Parker Drilling Co.	$33,814
2,500		Pogo Producing Co.	72,125
3,600	[1]	Pride International, Inc.	95,868
2,100	[1]	Tesoro Petroleum Corp.	32,655
2,700	[1]	Varco International, Inc.	65,043

		TOTAL	619,285

		Financials--1.3%
1,200		Advanta Corp., Class A	15,828
4,400		Allied Capital Corp.	108,504
4,200	[1]	AmeriCredit Corp.	219,240
5,800	[1]	Catellus Development Corp.	98,600
2,500		City National Corp.	106,575
2,700		Commercial Federal Corp.	61,506
2,600		Community First Bankshares, Inc.	56,758
2,600		Doral Financial Corp.	71,448
3,300		First American Corp.	67,584
3,900		Independence Community Bank	74,451
1,200		Liberty Corp.	45,300
1,500		Nationwide Financial Services, Inc., Class A	66,330
1,500	[1]	Net.B@nk, Inc.	15,825
4,000		Pacific Century Financial Corp.	98,680
1,785		Provident Bankshares Corp.	42,858
2,328		Radian Group, Inc.	197,647
2,700		Raymond James Financial, Inc.	78,570
1,800		Riggs National Corp., Washington, D.C.	28,728
3,700		Roslyn Bancorp, Inc.	97,014
2,800	[1]	Silicon Valley Bancshares	77,420
3,570		Valley National Bancorp	96,319
3,220		Washington Federal, Inc.	82,110
2,200		Westamerica Bancorporation	84,040
1,100		Zenith National Insurance Corp.	29,755

		TOTAL	1,921,090

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Health Care--1.0%
1,200	[1]	Aclara Biosciences, Inc.	$8,988
2,400		Alpharma, Inc., Class A	61,560
1,400	[1]	Aviron	75,460
3,100		Beckman Coulter Inc.	117,025
2,000	[1]	Cell Genesys, Inc.	34,000
2,200	[1]	Cephalon, Inc.	133,276
3,600	[1]	Coventry Health Care Inc.	60,840
4,800	[1]	DaVita, Inc.	90,720
2,900		Dentsply International, Inc.	127,716
800		Diagnostic Products Corp.	62,176
3,400	[1]	Edwards Lifesciences Corp.	78,778
2,200	[1]	Enzon, Inc.	154,000
1,700	[1]	Gene Logic, Inc.	35,955
1,400	[1]	Geron Corp.	18,550
1,500	[1]	Haemonetics Corp. / Mass.	48,600
2,100	[1]	Idexx Laboratories, Inc.	62,475
3,000	[1]	Immunomedics, Inc.	47,970
3,000	[1]	Mid Atlantic Medical Services, Inc.	49,560
4,700	[1]	Oxford Health Plans, Inc.	128,968
900	[1]	PolyMedica Corp.	28,719
3,600	[1]	VISX, Inc.	75,060

		TOTAL	1,500,396

		Industrials--0.9%
3,100		Airborne, Inc.	33,759
1,400		Arnold Industries, Inc.	25,970
1,500		Banta Corp.	42,000
1,800		Carlisle Cos., Inc.	70,740
2,300	[1]	Dycom Industries, Inc.	37,260
1,600	[1]	Electro Scientific Industries, Inc.	58,816
2,600		Gencorp, Inc.	30,394
3,400		HON Industries, Inc.	85,918
1,900		Kennametal, Inc.	66,747
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Industrials--continued
2,200	[1]	Medquist, Inc.	$55,990
1,200	[1]	Mercury Computer Systems, Inc.	57,240
2,000		Milacron, Inc.	33,400
1,800		Newport News Shipbuilding, Inc.	115,074
2,700		Pentair, Inc.	96,930
3,200		Pittston Brink's Group	75,200
2,200	[1]	Profit Recovery Group International, Inc.	21,956
1,800		Standard Register Co.	29,700
2,100		Teleflex, Inc.	102,396
2,575	[1]	Tetra Tech, Inc.	74,263
2,200	[1]	Valence Technology, Inc.	16,742
2,400		Wallace Computer Services, Inc.	41,136
1,700	[1]	Yellow Corp.	32,402
2,200		York International Corp.	77,550

		TOTAL	1,281,583

		Information Technology--1.2%
3,000	[1]	Advanced Digital Information Corp.	54,690
5,000	[1]	Akamai Technologies, Inc.	51,650
2,500	[1]	American Management System, Inc	58,400
1,700	[1]	Anadigics, Inc.	32,980
2,300	[1]	Antec Corp.	26,864
2,900	[1]	Aspect Communications Corp.	17,284
1,600	[1]	Aspen Technology, Inc.	37,712
3,200	[1]	Avanex Corp.	41,664
1,500	[1]	Avid Technology, Inc.	21,315
1,400	[1]	Aware, Inc.	12,894
1,900	[1]	Cerner Corp.	79,648
3,700	[1]	Cirrus Logic, Inc.	73,260
2,000	[1]	Concurrent Computer, Corp.	12,220
2,800	[1]	Credence Systems Corp.	59,864
1,700	[1]	Cymer, Inc.	48,909
4,200	[1]	DMC Stratex Networks, Inc.	23,730
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Information Technology--continued
1,600	[1]	ESS Technology, Inc.	$11,184
900	[1]	F5 Networks, Inc.	10,107
1,900	[1]	Filenet Corp.	23,294
1,900	[1]	Freemarkets, Inc.	22,800
2,300	[1]	General Semiconductor, Inc.	25,484
1,500	[1]	Glenayre Technologies, Inc.	2,070
2,500	[1]	Harmonic, Inc.	21,375
1,300	[1]	Hutchinson Technology, Inc.	19,045
1,800	[1]	Hyperion Solutions, Corp.	27,414
1,700	[1]	Integrated Silicon Solution, Inc.	22,831
6,600	[1]	Internet Capital Group, Inc.	14,124
2,900	[1]	Intersil Corp.	94,511
15,400	[1]	Iomega Corp.	41,734
2,700	[1]	Kulicke & Soffa Industries, Inc.	39,960
6,800	[1]	Maxtor Corp.	41,412
3,500	[1]	Mentor Graphics Corp.	92,050
4,500	[1]	Micron Electronics, Inc.	7,875
1,800	[1]	NMS Communications Corp.	12,708
3,400	[1]	Oak Technology, Inc.	35,224
3,900	[1]	P-Com, Inc.	3,081
4,000	[1]	Polycom, Inc.	99,200
1,700	[1]	Power Integrations, Inc.	20,570
2,700	[1]	Proxicom, Inc.	20,115
1,900	[1]	Pumatech, Inc.	6,935
3,200	[1]	RSA Security, Inc.	92,672
1,800	[1]	Remedy Corp.	32,400
4,300	[1]	SONICblue, Inc.	15,555
900	[1]	SpeedFam-IPEC, Inc.	4,095
4,500	[1]	Sybase, Inc.	69,975
2,100	[1]	Transaction Systems Architects, Inc., Class A	24,150
2,000	[1]	Verity, Inc.	30,900
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Information Technology--continued
8,000	[1]	Viasystems Group, Inc.	$25,280
1,700	[1]	Wave Systems Corp.	6,358
9,600	[1]	Western Digital Corp.	41,376
3,900	[1]	Wind River Systems, Inc.	87,828

		TOTAL	1,798,776

		Materials--0.3%
6,700		AK Steel Holding Corp.	89,713
4,200	[1]	Airgas, Inc.	43,260
2,200		Aptargroup, Inc.	72,512
1,300		Carpenter Technology Corp.	38,350
2,100		Georgia Gulf Corp.	37,695
1,000		H.B. Fullers Co.	45,660
2,400	[1]	Stillwater Mining Co.	76,320
3,300		Wausau-Mosinee Paper Corp.	44,550

		TOTAL	448,060

		Telecommunication Services--0.1%
900	[1]	IDT Corp.	23,517
2,900	[1]	Intermedia Communications, Inc.	49,503
1,400	[1]	Leap Wireless International, Inc.	43,260

		TOTAL	116,280

		Utilities--0.4%
4,100		Allete, Inc.	97,211
1,000		CH Energy Group, Inc.	43,500
3,400		MDU Resources Group, Inc.	124,100
1,600		Northwest Natural Gas Co.	38,240
1,800		ONEOK, Inc.	75,780
2,200		Public Service Co. New Mexico	79,574
1,900		Southwest Gas Corp.	43,947
2,000		Unisource Energy Corp.	50,260

		TOTAL	552,612

		TOTAL SMALL-CAP STOCKS	10,329,440

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--16.1%
		Australia--0.3%
16,400		Broken Hill Proprietary Co., Ltd.	$187,065
12,828		News Corp., Ltd.	112,342
4,000		News Corp. Ltd., ADR	143,000

		TOTAL	442,407

		Brazil--0.3%
992,000		Banco Itau SA, Preference	80,335
1,300		Brasil Telecom Participacoes SA, ADR	52,013
13,900		Companhia Paranaense de Energia-Copel, ADR	95,215
3,800		Petroleo Brasileiro SA	107,540
6,400		Tele Norte Leste Participacoes SA, ADR	101,440

		TOTAL	436,543

		Canada--0.3%
1,500	[1]	Anderson Exploration Ltd.	34,115
3,971		Manulife Financial Corp.	106,733
8,252		Talisman Energy, Inc.	334,245

		TOTAL	475,093

		Denmark--0.3%
2,281		Carlsberg AS, Class B	102,198
3,910		Novo Nordisk, Class B	157,000
2,830	[1]	Novozymes AS, Class B	61,311
3,000		Tele Danmark AS	125,905

		TOTAL	446,414

		Finland--0.1%
3,150		Nokia Oyj	91,049

		France--2.5%
6,640		AXA	188,106
2,773		Alstom	80,808
3,455		Aventis SA	255,943
4,739		Bouygues SA	174,127
953		Cap Gemini SA	109,684
2,200		Casino Guichard Perrachon	194,973
1,250		Compagnie de Saint Gobain	185,937
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		France--continued
2,615		France Telecommunications SA	$143,739
32,900		iShares MSCI France Index Fund	683,004
18,850	[1]	Orange SA	161,796
2,775		Pechiney Ord A	149,953
1,670		Pinault-Printemps-Redoute SA	289,508
3,015		Publicis Groupe	94,591
1,125		Renault SA	52,467
4,900		STMicroelectronics NV	174,195
2,300		Societe Generale, Paris	136,636
2,204		Total Fina SA, Class B	320,389
1,470		Valeo SA	63,398
3,300		Vivendi Universal SA	210,136

		TOTAL	3,669,390

		Germany, Federal Republic of--1.1%
500		Allianz AG Holding	139,617
3,675		DaimlerChrysler AG	167,695
1,901		Deutsche Bank AG, Frankfurt	145,824
3,041		Henkel KGAA, Pfd.	182,457
29,600		iShares MSCI Germany Index Fund	494,320
3,900		SAP AG, ADR	136,929
2,500		SGL Carbon AG	98,307
2,679		Schering AG	137,516
7,120		Thyssen Krupp AG	106,994

		TOTAL	1,609,659

		Hong Kong--0.7%
100,000	[1]	CNOOC Ltd.	99,362
120,000		China Everbright Ltd.	122,311
5,939	[1]	China Mobile Hong Kong Ltd., ADR	144,615
30,400		Dah Sing Financial Group	162,137
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Hong Kong--continued
52,000	[1]	Hong Kong Exchanges & Clearing Ltd.	$94,002
109,100	[1]	MTR Corp., Ltd.	186,734
35,000		Wharf Holdings Ltd.	78,752
31,000		Wing Hang Bank Ltd.	122,811

		TOTAL	1,010,724

		Ireland--0.1%
2,350	[1]	Elan Corp., PLC, ADR	135,619

		Israel--0.1%
1,706	[1]	Card-Guard Scientific Survival Ltd.	94,920
1,300	[1]	Emblaze Systems Ltd.	6,326

		TOTAL	101,246

		Italy--0.5%
35,000		Arnoldo Mondadori Editore	286,802
38,200		Banca Intesa SPA	141,814
14,100		iShares MSCI Italy Index Fund	263,529

		TOTAL	692,145

		Japan--3.9%
93,000		Asahi Bank Ltd.	237,820
6,400		Bandai Co., Ltd.	205,114
7,200		Capcom Co., Ltd.	236,205
2,000		Fuji Photo Film Co.	84,287
147,600		iShares MSCI Japan Index Fund	1,607,364
48,000		Komatsu Ltd.	237,012
2,200		Konami Co., Ltd.	113,812
23,000		Mitsubishi Estate Co., Ltd.	221,139
31		Mizuho Holdings, Inc.	157,764
5		NTT DoCoMo, Inc.	95,895
43,600		Nikko Securities Co., Ltd.	353,920
1,150		Nintendo Corp., Ltd.	222,493
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--continued
770		Nippon TV Network	$250,017
31,000		Nissan Motor Co., Ltd.	210,178
6,700		Nomura Securities Co., Ltd.	134,417
800		Rohm Co.	143,136
2,450		Sony Corp.	188,985
2,700		TDK Corp.	155,123
2,100		Takefuji, Corp.	185,481
7,400		Tokyo Electric Power Co.	189,233
40,400		Toray Industries, Inc.	181,814
45,000		Toshiba Corp.	255,510
4,200		Toyota Motor Corp.	148,385

		TOTAL	5,815,104

		Korea, Republic of--0.3%
20,900	[1]	Good Morning Securities Co.	94,955
23,000	[1]	Hynix Semiconductor, Inc.	77,923
17,409		Korea Data Systems Co., Ltd.	28,947
4,900		Korea Electric Power Corp.	92,951
18,500		Samsung Heavy Industries Co., Ltd.	77,264

		TOTAL	372,040

		Netherlands--0.7%
3,560		ING Groep, NV	231,810
18,300		iShares MSCI Netherlands Index Fund	364,170
1,550		Koninlijke Luchtvaart Maatschapppij NV (KLM)	29,230
6,645		Koninklijke (Royal) Philips Electronics NV	181,730
2,644		Unilever NV	146,340
3,850		United Services Group NV	78,952
1,750		Vendex KBB NV	23,160

		TOTAL	1,055,392

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Norway--0.0%
5,300		Smedvig ASA, Class B	$45,731

		Portugal--0.4%
115,925		Banco Comercial Portugues SA	457,809
14,000		Telecel - Comunicacoes Pessoais SA	131,177

		TOTAL	588,986

		Singapore--0.3%
91,000		Delgro Corporation Ltd.	291,707
14,600		Singapore Press Holdings Ltd.	157,349

		TOTAL	449,056

		Spain--0.6%
68		Banco Santander Central Hispano SA	647
2,000		Grupo Empresarial Ence SA	30,274
4,513		Mapfre	92,014
9,600		Repsol SA	170,970
4,900	[1]	Sogecable SA	102,059
8,278		Telefonica SA	121,595
23,000		Union Electrica Fenosa SA	410,394

		TOTAL	927,953

		Sweden--0.1%
19,240		Ericsson LM - B	122,086
105,000		Rotternos AB	87,539

		TOTAL	209,625

		Switzerland--0.5%
4,476	[1]	ABB Ltd.	80,315
3,200		Clariant AG	86,886
29,700		IShares MSCI Switzerland Index Fund	415,800
113		Serono SA	102,481
686		UBS AG	102,291

		TOTAL	787,773

Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--3.0%
7,217		Amvescap PLC	$131,089
17,900		Arriva PLC	81,728
46,095		BAE Systems PLC	228,761
14,645	[1]	Compass Group PLC	108,190
23,864		Diageo PLC	257,169
15,798		EMAP PLC	186,822
30,329	[1]	Energis PLC	114,501
13,400		Hanson PLC	94,053
32,000		Innogy Holdings PLC	102,206
81,387		Invensys PLC	163,872
84,900		iShares MSCI United Kingdom Index Fund	1,381,323
10,675		Kingfisher PLC	67,358
10,177		Misys PLC	81,244
24,900	[1]	P&O Princess Cruises PLC	127,105
595		Pace Micro Technology PLC	4,121
6,848		Pearson PLC	127,008
6,370		Rank Group PLC	20,503
65,855		Rentokil Initial PLC	200,765
58,438		Rolls-Royce PLC	196,798
8,258		Royal Bank of Scotland PLC, Edinburgh	189,693
20,100	[1]	Royal Bank of Scotland PLC, Edinburgh - Addl. Value Shs.	24,938
36,450		Sainsbury (J) PLC	224,568
6,000	[1]	Shire Pharmaceuticals Group PLC	98,519
94,402		Vodafone Group PLC	242,616
2,675		Vodafone Group PLC, ADR	69,256

		TOTAL	4,524,206

		TOTAL FOREIGN EQUITY	23,886,155

		FUTURES CONTRACTS COLLATERAL--8.1%[2]
$12,100,000		United States Treasury Bill, 6/14/2001	12,086,690

		TOTAL STOCKS (IDENTIFIED COST $110,092,535)	118,909,754

Principal Amount or Shares			Value in U.S. Dollars
		BONDS--20.0%
		TREASURY AND GOVERNMENT SECURITIES-13.3%
		Repurchase Agreement--5.0%[3]
$7,365,000		Societe Generale Securities Corp., 4.050%, dated 5/31/2001, due 6/1/2001	$7,365,000

		U.S. Treasury Securities--8.3%
1,290,000		United States Treasury Bond, 6.125%, 11/15/2027	1,323,837
4,350,000		United States Treasury Bond, 8.125%, 5/15/2021	5,448,854
3,577,000		United States Treasury Note, 6.000%, 8/15/2009	3,720,080
1,375,000		United States Treasury Note, 6.375%, 8/15/2002	1,414,435
405,000		United States Treasury Note, 6.500%, 10/15/2006	431,609

		TOTAL	12,338,815

		TOTAL TREASURY AND GOVERNMENT SECURITIES	19,703,815

		MUTUAL FUNDS--6.7%
		High Yield Bonds--2.3%
474,094		High Yield Bond Portfolio	3,375,552

		Mortgage Backed Securities--4.4%
661,030		Federated Mortgage Core Portfolio	6,577,290

		TOTAL MUTUAL FUNDS	9,952,842

		TOTAL BONDS (INDENTIFIED COST $29,471,348)	29,656,657

		TOTAL INVESTMENTS (IDENTIFIED COST $139,563,883)[4]	$148,566,411

1 Non-income producing security.

2 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $11,929,200 at May 31, 2001.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $139,563,883. The net unrealized appreciation of investments on a federal tax basis amounts to $9,002,528 which is comprised of $20,214,519 appreciation and $11,211,991 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($148,663,414) at May 31, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $139,563,883)		$148,566,411
Cash		690
Cash denominated in foreign currencies (identified cost $68,434)		67,582
Income receivable		288,955
Receivable for daily variation margin		27,600
Receivable for investments sold		20,397
Receivable for shares sold		47,554

TOTAL ASSETS		149,019,189

Liabilities:
Payable for investments purchased	$276,363
Net payable for foreign currency exchange contracts	52,994
Accrued expenses	26,418

TOTAL LIABILITIES		355,775

Net assets for 12,004,156 shares outstanding		$148,663,414

Net Assets Consist of:
Paid in capital		$144,677,826
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		8,881,172
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(4,884,291)
Distributions in excess of net investment income		(11,293)

TOTAL NET ASSETS		$148,663,414

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$78,096,115 ÷ 6,302,329 shares outstanding		$12.39

Select Shares:
$70,567,299 ÷ 5,701,827 shares outstanding		$12.38

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $29,635)			$1,156,281
Interest			1,178,548

TOTAL INCOME			2,334,829

Expenses:
Investment adviser fee		$573,421
Administrative personnel and services fee		76,933
Custodian fees		49,133
Transfer and dividend disbursing agent fees and expenses		86,289
Directors'/Trustees' fees		1,724
Auditing fees		1,519
Legal fees		1,160
Portfolio accounting fees		33,671
Distribution services fee--Select Shares		270,445
Shareholder services fee--Institutional Shares		100,992
Shareholder services fee--Select Shares		90,148
Share registration costs		9,121
Printing and postage		28,412
Insurance premiums		336

TOTAL EXPENSES		1,323,304

Waivers:
Waiver of distribution services fee--Select Shares	$(90,148)
Waiver of shareholder services fee--Institutional Shares	(80,794)

TOTAL WAIVERS		(170,942)

Net expenses			1,152,362

Net investment income			1,182,467

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(3,519,090)
Net realized loss on futures contracts			(3,390,208)
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			1,782,149

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(5,127,149)

Change in net assets resulting from operations			$(3,944,682)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,182,467	$2,566,139
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	(6,909,298)	9,298,731
Net realized gain on capital gain distributions from other investment companies	--	10,082
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	1,782,149	(21,563,075)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,944,682)	(9,688,123)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(810,610)	(1,404,869)
Select Shares	(440,072)	(586,611)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	(3,832,171)	(4,884,375)
Select Shares	(3,315,792)	(3,502,427)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,398,645)	(10,378,282)

Share Transactions:
Proceeds from sale of shares	25,099,882	67,230,562
Net asset value of shares issued to shareholders in payment of distributions declared	7,793,111	9,495,023
Cost of shares redeemed	(27,758,602)	(62,751,783)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,134,391	13,973,802

Change in net assets	(7,208,936)	(6,092,603)

Net Assets:
Beginning of period	155,872,350	161,964,953

End of period (including undistributed net investment income of $56,922 for the year ended November 30, 2000)	$148,663,414	$155,872,350

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$13.42	$15.17	$14.12	$13.58	$12.52	$11.59
Income From Investment Operations:
Net investment income	0.12	0.27 [2]	0.22	0.23	0.30	0.33
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.41)	(1.02)	1.75	1.22	1.43	1.24

TOTAL FROM INVESTMENT OPERATIONS	(0.29)	(0.75)	1.97	1.45	1.73	1.57

Less Distributions:
Distributions from net investment income	(0.13)	(0.22)	(0.20)	(0.22)	(0.31)	(0.38)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.61)	(0.78)	(0.72)	(0.69)	(0.36)	(0.26)

TOTAL DISTRIBUTIONS	(0.74)	(1.00)	(0.92)	(0.91)	(0.67)	(0.64)

Net Asset Value, End of Period	$12.39	$13.42	$15.17	$14.12	$13.58	$12.52

Total Return[3]	(2.29)%	(5.48)%	14.83%	11.34%	14.40%	14.13%

Ratios to Average Net Assets:

Expenses	1.18%[4]	1.16%	1.15%	1.12%	1.05%	1.05%

Net investment income	1.88%[4]	1.81%	1.53%	1.66%	2.27%	2.96%

Expense waiver/reimbursement[5]	0.20%[4]	0.20%	0.22%	0.33%	0.52%	0.88%

Supplemental Data:

Net assets, end of period (000 omitted)	$78,096	$83,495	$93,453	$88,113	$76,271	$49,715

Portfolio turnover	27%	86%	113%	123%	115%	86%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$13.40	$15.15	$14.10	$13.56	$12.50	$11.59
Income From Investment Operations:
Net investment income	0.07	0.17 [2]	0.12	0.15	0.18	0.28
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.40)	(1.02)	1.75	1.21	1.46	1.19

TOTAL FROM INVESTMENT OPERATIONS	(0.33)	(0.85)	1.87	1.36	1.64	1.47

Less Distributions:
Distributions from net investment income	(0.08)	(0.12)	(0.10)	(0.13)	(0.22)	(0.30)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.61)	(0.78)	(0.72)	(0.69)	(0.36)	(0.26)

TOTAL DISTRIBUTIONS	(0.69)	(0.90)	(0.82)	(0.82)	(0.58)	(0.56)

Net Asset Value, End of Period	$12.38	$13.40	$15.15	$14.10	$13.56	$12.50

Total Return[3]	(2.60)%	(6.15)%	14.05%	10.58%	13.66%	13.22%

Ratios to Average Net Assets:

Expenses	1.88%[4]	1.86%	1.85%	1.82%	1.75%	1.75%

Net investment income	1.18%[4]	1.13%	0.83%	0.96%	1.29%	2.26%

Expense waiver/reimbursement[5]	0.25%[4]	0.25%	0.27%	0.38%	0.57%	0.93%

Supplemental Data:

Net assets, end of period (000 omitted)	$70,567	$72,377	$68,512	$66,407	$45,514	$31,390

Portfolio turnover	27%	86%	113%	123%	115%	86%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the Audit and Accounting Guide for Investment Companies (AICPA), as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2001, the Fund had net realized losses of $3,390,208 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2001	48 Russell 2000 Index Futures	Long	$(65,218)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2001, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2001	51,128 Euro Currency	$ 43,653	$ 43,236	$ (417)

6/5/2001	40,741 Euro Currency	34,909	34,453	(456)

Contracts Sold:
6/1/2001	7,026 British Pound Sterling	9,988	9,963	25

6/4/2001	4,875 British Pound Sterling	6,952	6,913	39

7/3/2001	164,600,990 Japanese Yen	1,337,626	1,389,812	(52,186)

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS:				$(52,995)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2001, there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,135,960	$14,435,823	2,518,154	$37,712,089
Shares issued to shareholders in payment of distributions declared	330,629	4,233,008	383,463	5,657,232
Shares redeemed	(1,383,728)	(17,504,711)	(2,840,976)	(42,456,815)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	82,861	$1,164,120	60,641	$912,506

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	840,719	$10,664,059	1,980,062	$29,518,473
Shares issued to shareholders in payment of distributions declared	277,483	3,560,103	260,840	3,837,791
Shares redeemed	(816,514)	(10,253,891)	(1,362,846)	(20,294,968)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	301,688	$3,970,271	878,056	$13,061,296

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	384,549	$5,134,391	938,697	$13,973,802

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the six months ended May 31,2001, were as follows:

Purchases	$46,581,805

Sales	$36,926,080

Purchases and sales of long-term U.S. government securities for the six months ended May 31,2001, were as follows:

Purchases	$3,018,471

Sales	$2,026,729

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2001, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Automobiles & Components	0.4%	Insurance	0.4%
Banking	1.3	Materials	0.7
Capital Goods	0.8	Media	1.1
Commercial Services & Supplies	0.2	Oil & Gas	0.8
Communications Equipment	0.2	Pharmaceuticals & Biotechnology	0.6
Consumer Durables & Apparel	0.5	Real Estate	0.2
Diversified Financials	4.4	Retailing	0.3
Energy	0.8	Software & Services	0.5
Food & Drug Retailing	0.6	Technology Hardware & Equipment	0.8
Food Beverage & Tobacco	0.3	Telecommunications Services	1.1
Health Care Equipment & Services	0.1	Transportation	0.4
Hotels Restaurants & Leisure	0.2	Utilities	0.6
Household & Personal Products	0.1

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Managed Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314212200
Cusip 314212101

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G00514-01 (7/01)

Federated Investors
World-Class Investment Manager

Federated Managed Income Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL REPORT

May 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--14.7%
		LARGE-COMPANY STOCKS--7.4%
		Consumer Discretionary--0.9%
3,500	[1]	AOL Time Warner, Inc.	$182,805
800	[1]	Clear Channel Communications, Inc.	48,776
1,100	[1]	Comcast Corp., Class A	45,056
800		Costco Wholesale Corp.	31,128
700		Eastman Kodak Co.	33,131
1,920		Ford Motor Co.	46,752
2,100		Home Depot, Inc.	103,509
1,200		Knight-Ridder, Inc.	65,928
1,300		Target Corp.	49,140
1,283	[1]	Viacom, Inc., Class B	73,952
3,700		Wal-Mart Stores, Inc.	191,475
3,300		Walt Disney Co.	104,346

		TOTAL	975,998

		Consumer Staples--0.6%
2,000		Coca-Cola Co.	94,800
6,100		Dial Corp.	84,485
900		Gillette Co.	26,037
1,000		Kimberly-Clark Corp.	60,450
1,200		PepsiCo, Inc.	53,712
2,000		Philip Morris Cos., Inc.	102,820
900		Procter & Gamble Co.	57,816
1,000		Unilever N.V., NY Shares	55,590
1,800		Walgreen Co.	72,342

		TOTAL	608,052

		Energy--0.6%
1,600		Ashland, Inc.	66,432
1,000		Chevron Corp.	96,050
800		Conoco, Inc., Class B	24,960
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Energy--continued
2,388		Exxon Mobil Corp.	$211,935
2,200		Royal Dutch Petroleum Co., ADR	134,156
900		Schlumberger Ltd.	56,727
1,200		Texaco, Inc.	85,680

		TOTAL	675,940

		Financials--1.4%
1,296		Allstate Corp.	58,346
1,600		American Express Co.	67,392
2,102		American International Group, Inc.	170,262
1,865		Bank of America Corp.	110,501
1,100		Bank of New York Co., Inc.	60,071
4,033		Citigroup, Inc.	206,691
900		Fannie Mae	74,196
1,800		First Union Corp.	58,050
1,110		Fleet Boston Financial Corp.	46,165
1,800		J.P. Morgan Chase & Co.	88,470
600		Loews Corp.	41,394
1,300		Mellon Financial Corp.	59,566
1,300		Merrill Lynch & Co., Inc.	84,461
1,200		Morgan Stanley, Dean Witter & Co.	78,012
700		PNC Financial Services Group	48,475
1,200		Post Properties, Inc.	43,764
1,250		Schwab (Charles) Corp.	23,500
2,321		U.S. Bancorp	51,758
1,518		Washington Mutual, Inc.	54,071
1,300		Wells Fargo Co.	61,204

		TOTAL	1,486,349

		Health Care--1.1%
1,600		Abbott Laboratories	83,168
900	[1]	Amgen, Inc.	59,742
1,200		Baxter International, Inc.	59,256
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Health Care--continued
1,700		Bristol-Myers Squibb Co.	$92,208
600		Cardinal Health, Inc.	43,194
700	[1]	Forest Laboratories, Inc.,	51,842
1,100		Johnson & Johnson	106,645
900		Lilly (Eli) & Co.	76,230
1,200		Medtronic, Inc.	51,576
1,800		Merck & Co., Inc.	131,382
4,725		Pfizer, Inc.	202,655
1,842		Pharmacia Corp.	89,448
1,400		Schering Plough Corp.	58,730
700		UnitedHealth Group, Inc.	40,250

		TOTAL	1,146,326

		Industrials--0.8%
900		Automatic Data Processing, Inc.	48,366
1,000		Boeing Co.	62,890
500		Eaton Corp.	39,100
1,200		First Data Corp.	78,732
6,700		General Electric Co.	328,300
800		Honeywell International, Inc.	38,720
2,200		Tyco International Ltd.	126,390
1,300	[1]	US Airways Group, Inc.	31,434
1,400		Union Pacific Corp.	80,500
500		United Technologies Corp.	41,655

		TOTAL	876,087

		Information Technology--1.3%
1,000	[1]	Applied Materials, Inc.	49,930
196	[1]	Avaya, Inc.	3,175
643	[1]	Axcelis Technologies, Inc.	9,555
5,700	[1]	Cisco Systems, Inc.	109,782
2,300		Compaq Computer Corp.	36,777
1,000		Computer Associates International, Inc.	28,360
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Information Technology--continued
1,300		Corning, Inc.	$24,596
2,300	[1]	Dell Computer Corp.	56,028
2,100	[1]	EMC Corp. Mass	66,360
700		Electronic Data Systems Corp.	42,875
1,500		Hewlett-Packard Co.	43,980
5,300		Intel Corp.	143,153
1,500		International Business Machines Corp.	167,700
3,360		Lucent Technologies, Inc.	26,477
3,900	[1]	Microsoft Corp.	269,802
2,200		Motorola, Inc.	32,340
2,800		Nortel Networks Corp.	37,324
5,400	[1]	Oracle Corp.	82,620
900	[1]	Qualcomm, Inc.	54,666
3,000	[1]	Sun Microsystems, Inc.	49,410
1,700		Texas Instruments, Inc.	58,004
800	[1]	Veritas Software Corp.	52,728
500	[1]	Yahoo, Inc.	9,055

		TOTAL	1,454,697

		Materials--0.2%
1,525		Du Pont (E.I.) de Nemours & Co.	70,760
800		PPG Industries, Inc.	44,480
900		Weyerhaeuser Co.	51,489
1,100		Willamette Industries, Inc.	55,253

		TOTAL	221,982

		Telecommunication Services--0.4%
3,390		AT&T Corp.	71,766
800		Alltel Corp.	46,392
2,000		BellSouth Corp.	82,460
1,800	[1]	Nextel Communications, Inc., Class A	28,656
1,429	[1]	Qwest Communications International, Inc.	52,501
1,200	[1]	Sprint Corp. (PCS Group)	26,400
Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Telecommunication Services--continued
2,318		Verizon Communications, Inc.	$127,142
2,200	[1]	Worldcom, Inc. -- WorldCom Group	39,248

		TOTAL	474,565

		Utilities--0.1%
700	[1]	Calpine Corp.	34,510
900		Enron Corp.	47,619
1,300		Reliant Energy, Inc.	59,904

		TOTAL	142,033

		TOTAL LARGE-COMPANY STOCKS	8,062,029

		FOREIGN EQUITY--2.2%
		France--0.4%
18,000		iShares MSCI France Index Fund	373,680

		Germany--0.3%
20,000		iShares MSCI Germany Index Fund	334,000

		Italy--0.1%
8,000		iShares MSCI Italy Index Fund	149,520

		Japan--0.5%
50,000		IShares MSCI Japan Index Fund	544,500

		Netherlands--0.2%
11,000		iShares MSCI Netherlands Index Fund	218,900

		United Kingdom--0.7%
46,000		iShares MSCI United Kingdom Index Fund	748,420

		TOTAL FOREIGN EQUITY	2,369,020

		FUTURES CONTRACTS COLLATERAL--5.1%[2]
$5,480,000		United States Treasury Bill, 6/14/2001	5,473,068

		TOTAL STOCKS (IDENTIFIED COST $15,179,012)	15,904,117

		BONDS--84.5%
		TREASURY AND GOVERNMENT SECURITIES--29.6%
		Federal Home Loan Mortgage Corporation--2.8%
2,845,000		7.000%, 3/15/2010	3,024,093

Principal Amount or Shares			Value in U.S. Dollars
		BONDS--continued
		TREASURY AND GOVERNMENT SECURITIES--continued
		Repurchase Agreement--4.8%[3]
$5,192,000		Societe Generale Securities Corp., 4.050%, dated 5/31/2001, due 6/1/2001	$5,192,000

		Treasury Securities--22.0%
6,935,000		United States Treasury Bond, 6.125%, 11/15/2027	7,116,905
9,250,000		United States Treasury Bond, 7.250%, 5/15/2004	9,915,630
1,507,000		United States Treasury Note, 6.000%, 8/15/2009	1,567,280
4,919,000		United States Treasury Note, 6.625%, 5/15/2007	5,284,433

		TOTAL	23,884,248

		TOTAL TREASURY AND GOVERNMENT SECURITIES	32,100,341

		MUTUAL FUNDS--29.5%
		High Yield Bonds--3.8%
580,789		High Yield Bond Portfolio	4,135,218

		Mortgage Backed Securities--25.7%
2,800,394		Federated Mortgage Core Portfolio	27,864,076

		TOTAL MUTUAL FUNDS	31,999,294

		INVESTMENT GRADE CORPORATE BONDS--17.9%
		Air Transportation--0.3%
$265,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	262,146

		Banking--2.1%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	91,936
470,000	[4]	Den Danske Bank, Note, 7.400% 6/15/2010	476,002
1,200,000		National Bank of Canada, Note, 8.125%, 8/15/2004	1,274,292
470,000	[4]	Swedbank, Sub. Note, 7.500%, 11/29/2049	479,177

		TOTAL	2,321,407

		Cable Television--0.8%
800,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	907,264

		Chemicals & Plastics--0.3%
350,000	[4]	Bayer Corp., Deb., 6.500%, 10/1/2002	357,483

		Ecological Services & Equipment--0.2%
250,000		USA Waste Services, Inc., Note, 6.125%, 7/15/2001	250,880

		Education--0.3%
300,000		Boston University, MTN, 7.625%, 7/15/2097	292,983

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Electronics--0.7%
$700,000		Anixter International, Inc., Company Guarantee, 8.000%, 9/15/2003	$711,312

		Finance - Automotive--1.2%
100,000		Ford Motor Credit Corp., Unsecd. Note, 7.250%, 1/15/2003	102,983
700,000		Ford Motor Credit Corp., Unsub., 6.875%, 6/05/2001	700,000
500,000		General Motors Acceptance Corp., Note, 6.000%, 2/01/2002	504,450

		TOTAL	1,307,433

		Financial Intermediaries--1.5%
400,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	403,680
250,000		Capital One Financial, Note, 7.125%, 8/01/2008	228,667
400,000		Donaldson Lufkin Jenrette, Inc., Sr. Note, 6.875%, 11/1/2005	414,448
175,000		Lehman Brothers Holdings, Inc., Bond, 6.200%, 1/15/2002	176,815
325,000		Lehman Brothers Holdings, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	337,356
100,000		Salomon, Inc., Note, 7.200%, 2/1/2004	103,653

		TOTAL	1,664,619

		Financial Services--0.2%
200,000		General Electric Capital Corp., MTN, 7.000%, 3/01/2002	203,928

		Food & Drug Retailers--1.0%
850,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/01/2008	879,954
190,000		Safeway, Inc., Note, 7.250%, 9/15/2004	197,300

		TOTAL	1,077,254

		Forest Products--0.4%
400,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	414,956

		Insurance--1.0%
250,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	244,327
250,000		Conseco, Inc., Sr. Sub. Note, 10.250%, 6/01/2002	248,750
250,000		Delphi Funding LLC, 9.310%, 3/25/2027	188,577
170,000		Geico Corp., Deb., 9.150%, 9/15/2021	179,908
250,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	239,887

		TOTAL	1,101,449

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Leisure & Entertainment--0.5%
$400,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	$406,600
125,000		Paramount Communications, Inc., Sr. Deb., 8.250%, 8/01/2022	128,679

		TOTAL	535,279

		Metals & Mining--0.7%
725,000		Barrick Gold Corp., Company Guarantee, 7.500%, 5/1/2007	747,772

		Printing & Publishing--0.5%
350,000		Harcourt General, Inc., Sr. Note, 6.700%, 8/01/2007	336,427
200,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	212,260

		TOTAL	548,687

		Real Estate--0.8%
1,000,000		SUSA Partnership LP, Deb., 7.500%, 12/1/2027	825,380

		Retailers--1.0%
660,000		Shopko Stores, Sr. Note, 8.500%, 3/15/2002	597,300
450,000		Target Corp., Note, 7.500%, 2/15/2005	475,870

		TOTAL	1,073,170

		Sovereign Government--0.5%
250,000		Colombia, Government of, Note, 7.250%, 2/15/2003	249,182
305,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	326,481

		TOTAL	575,663

		Supranational--0.4%
415,000		Corp Andina De Fomento, Note, 7.375%, 1/18/2011	416,374

		Technology Services--0.4%
500,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	452,945

		Telecommunications & Cellular--2.7%
300,000		BellSouth Telecommunications, Note, 6.000%, 6/15/2002	304,359
410,000		CenturyTel, Inc., Sr. Note, 8.375%, 10/15/2010	427,737
1,000,000	[4]	Qwest Capital Funding, 7.250%, 2/15/2011	1,002,190
435,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/01/2004	427,575
720,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	703,692

		TOTAL	2,865,553

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Utilities--0.4%
$250,000		Enersis SA, Note, 7.400%, 12/1/2016	$215,745
250,000		National Rural Utilities, MTN, 5.750%, 12/01/2008	236,752

		TOTAL	452,497

		TOTAL INVESTMENT GRADE CORPORATE BONDS	19,366,434

		FOREIGN BONDS--7.5%
		Australian Dollar--0.3%
570,000		New South Wales, State of, Local Gov't. Guarantee, Series 08RG, 8.000%, 3/01/2008	316,786

		Belgian Franc--0.3%
327,741		Belgium, Government of, Bond, 6.500%, 3/31/2005	293,261

		British Pound--0.7%
125,000		Asda Group, Note, 8.375%, 4/24/2007	197,804
330,000		British American Tobacco, Company Guarantee, Series E, 4.875%, 2/25/2009	251,673
92,000		United Kingdom, Government of, Bond, 6.500%, 12/07/2003	133,974
160,000		United Kingdom, Government of, Bond, 7.000%, 6/07/2002	231,115

		TOTAL	814,566

		Canadian Dollar--0.4%
387,000		Canada, Government of, Deb., 6.500%, 6/1/2004	259,154
200,000		Ontario Hydro, 9.000%, 6/24/2002	135,327

		TOTAL	394,481

		Deutsche Mark--0.5%
330,000		Germany, Government of, 4.500%, 7/04/2009	267,707
300,000		Germany, Government of, 6.000%, 1/04/2007	268,105

		TOTAL	535,812

		Finland Markka--0.3%
350,000		Finland, Government of, Bond, 5.750%, 2/23/2011	303,584

		Greek Drachma--0.4%
440,205		Greece, Government of, Bond, Series 7-RG, 9/30/2003	385,549
33,455		Greece, Government of, Floating Rate Note, 7.080%, 10/23/2003	29,412

		TOTAL	414,961

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Irish Pound--0.3%
420,000		Ireland, Government of, 3.500%, 10/18/2005	$337,050

		Italian Lira--1.0%
980,000		Italy, Government of, Bond, 4.750%, 7/01/2005	826,474
300,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/29/2049	267,735

		TOTAL	1,094,209

		Japanese Yen--2.1%
41,000,000		DSL Bank, Note, 2.600%, 7/10/2002	353,444
13,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	116,664

58,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	523,126
109,000,000		Ontario, Province of, MTN, 1.875%, 1/25/2010	979,251

32,000,000		Westpac Banking Corp., Ltd, Sr. Unsub., 0.875%, 9/22/2003	272,678

		TOTAL	2,245,163

		Netherlands Guilder--0.3%
35,000		Netherlands, Government of, 5.500%, 1/15/2028	28,506
358,823		Netherlands, Government of, 5.750%, 1/15/2004	312,087

		TOTAL	340,593

		Polish Zloty--0.4%
1,875,000		Poland, Government of, Series 0604, 10.000%, 6/12/2004	423,023

		Portugese Escudo--0.0%
45,000		Portugal, Government of, Ot's, 6.625%, 2/23/2007	40,793

		Spanish Peseta--0.2%
240,404		Spain, Government of, 6.150%, 1/31/2013	212,729

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		U.S. Dollar--0.3%
$370,000		Societe Generale Capital, Sub. Note, 7.875%, 12/29/2049	$329,270

		TOTAL FOREIGN BONDS	8,096,281

		TOTAL BONDS (IDENTIFIED COST $93,310,926)	91,562,350

		TOTAL INVESTMENTS (IDENTIFIED COST $108,489,938)[5]	$107,466,467

1 Non-income producing security.

2 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trade costs. The underlying face amount, at value, of open index futures contracts was $5,343,950 at May 31, 2001.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2001, these securities amounted to $2,314,852 which represents 2.1% of net assets.

5 The cost of investments for federal tax purposes amounts to $108,489,938. The net unrealized depreciation of investments on a federal tax basis amounts to $1,023,471 which is comprised of $3,011,369 appreciation and $4,034,840 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($108,384,741) at May 31, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $108,489,938)		$107,466,467
Cash		340
Cash denominated in foreign currencies (identified cost $16,276)		15,536
Income receivable		781,148
Receivable for investments sold		95,445
Receivable for shares sold		11,744
Receivable for variation margin		31,450

TOTAL ASSETS		108,402,130

Liabilities:
Accrued expenses	$17,389

TOTAL LIABILITIES		17,389

Net assets for 10,596,966 shares outstanding		$108,384,741

Net Assets Consist of:
Paid in capital		$110,214,292
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(1,007,577)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(866,859)
Undistributed net investment income		44,885

TOTAL NET ASSETS		$108,384,741

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$71,319,916 ÷ 6,975,062 shares outstanding		$10.22

Select Shares:
$37,064,825 ÷ 3,621,904 shares outstanding		$10.23

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $393)			$1,259,703
Interest (net of foreign taxes withheld of $1,340)			2,038,108

TOTAL INCOME			3,297,811

Expenses:
Investment adviser fee		$405,229
Administrative personnel and services fee		77,288
Custodian fees		5,867
Transfer and dividend disbursing agent fees and expenses		45,790
Directors'/Trustees' fees		1,104
Auditing fees		3,021
Legal fees		1,747
Portfolio accounting fees		38,272
Distribution services fee--Select Shares		138,513
Shareholder services fee--Institutional Shares		88,905
Shareholder services fee--Select Shares		46,171
Share registration costs		13,445
Printing and postage		15,627
Insurance premiums		164
Miscellaneous		3,248

TOTAL EXPENSES		884,391

Waivers:
Waiver of investment adviser fee	$(203,196)
Waiver of distribution services fee--Select Shares	(46,171)
Waiver of shareholder services fee--Institutional Shares	(71,124)

TOTAL WAIVERS		(320,491)

Net expenses			563,900

Net investment income			2,733,911

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(299,221)
Net realized loss on futures contracts			(806,400)
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futues contracts			1,196,936

Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			91,315

Change in net assets resulting from operations			$2,825,226

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,733,911	$6,295,839
Net realized loss on investments, foreign currency transactions and futures contracts	(1,105,621)	(49,792)
Net realized gain on capital gain distributions from other investment companies	--	11,378
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	1,196,936	(1,418,503)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,825,226	4,838,922

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,855,333)	(4,067,016)
Select Shares	(835,609)	(1,731,036)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares	(158,390)	(724,548)
Select Shares	(79,799)	(348,798)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,929,131)	(6,871,398)

Share Transactions:
Proceeds from sale of shares	15,390,049	26,369,599
Net asset value of shares issued to shareholders in payment of distributions declared	1,755,330	4,183,050
Cost of shares redeemed	(16,303,285)	(51,315,623)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	842,094	(20,762,974)

Change in net assets	738,189	(22,795,450)

Net Assets:
Beginning of period	107,646,552	130,442,002

End of period (including undistributed net investment income of $44,885 and $1,916, respectively)	$108,384,741	$107,646,552

See Notes which are an integral part of the Financial Statements

Financial Highlights --Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$10.24	$10.41	$11.13	$10.77	$10.56	$10.54
Income From Investment Operations:
Net investment income	0.27 [2]	0.58 [2]	0.55	0.55	0.60	0.59
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.00 [3]	(0.13)	(0.42)	0.49	0.30	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.27	0.45	0.13	1.04	0.90	0.71

Less Distributions:
Distributions from net investment income	(0.27)	(0.53)	(0.54)	(0.55)	(0.62)	(0.62)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.02)	(0.09)	(0.31)	(0.13)	(0.07)	(0.07)

TOTAL DISTRIBUTIONS	(0.29)	(0.62)	(0.85)	(0.68)	(0.69)	(0.69)

Net Asset Value, End of Period	$10.22	$10.24	$10.41	$11.13	$10.77	$10.56

Total Return[4]	2.67%	4.49%	1.22%	10.06%	8.88%	6.98%

Ratios to Average Net Assets:

Expenses	0.80%[5]	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income	5.30%[5]	5.62%	5.21%	5.09%	5.63%	5.72%

Expense waiver/reimbursement[6]	0.58%[5]	0.52%	0.54%	0.62%	0.70%	0.80%

Supplemental Data:

Net assets, end of period (000 omitted)	$71,320	$71,408	$86,919	$81,421	$71,058	$67,122

Portfolio turnover	11%	35%	95%	122%	99%	164%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Amount represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$10.24	$10.41	$11.13	$10.77	$10.56	$10.54
Income From Investment Operations:
Net investment income	0.24 [2]	0.51 [2]	0.48	0.48	0.51	0.53
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.00 [3]	(0.13)	(0.42)	0.49	0.31	0.10

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.38	0.06	0.97	0.82	0.63

Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.47)	(0.48)	(0.54)	(0.54)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.02)	(0.09)	(0.31)	(0.13)	(0.07)	(0.07)

TOTAL DISTRIBUTIONS	(0.25)	(0.55)	(0.78)	(0.61)	(0.61)	(0.61)

Net Asset Value, End of Period	$10.23	$10.24	$10.41	$11.13	$10.77	$10.56

Total Return[4]	2.41%	3.76%	0.52%	9.29%	8.14%	6.23%

Ratios to Average Net Assets:

Expenses	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment income	4.60%[5]	4.92%	4.50%	4.39%	4.93%	5.02%

Expense waiver/reimbursement[6]	0.63%[5]	0.57%	0.59%	0.67%	0.75%	0.85%

Supplemental Data:

Net assets, end of period (000 omitted)	$37,065	$36,238	$43,523	$46,193	$36,608	$25,459

Portfolio turnover	11%	35%	95%	122%	99%	164%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Amount represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Income Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and potential for capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued as determined in good faith using methods approved by the Board of Trustees (the "Trustees'').

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commissions, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate share class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 1, 2001. As required, the Fund will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2001, the Fund had net realized losses of $806,400 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2001	17 S&P 500 Index Futures	Long	$21,780

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. For the six months ended May 31, 2001, there were no open foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2001, there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,043,245	$10,774,567	1,815,435	$18,612,127
Shares issued to shareholders in payment of distributions declared	117,551	1,209,664	283,153	2,898,481
Shares redeemed	(1,160,540)	(12,016,220)	(3,476,171)	(35,628,785)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	256	$(31,989)	(1,377,583)	$(14,118,177)

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	446,062	$4,615,482	757,260	$7,757,472
Shares issued to shareholders in payment of distributions declared	52,967	545,666	125,531	1,284,569
Shares redeemed	(415,047)	(4,287,065)	(1,525,319)	(15,686,838)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	83,982	$874,083	(642,528)	$(6,644,797)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	84,238	$842,094	(2,020,111)	$(20,762,974)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and long term U.S. government securities, (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$7,613,336

Sales	$14,716,617

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2001, were as follows:

Purchases	$2,978,063

Sales	$1,970,652

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2001, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets
Agency	0.1%
Banking	2.6
Communications Equipment	0.0
Diversified Financials	2.2
Financial	0.8
Food & Drug Retailers	0.3
Forest Products	0.4
Metals & Mining	0.7
Oil & Gas	0.1
Sovereign	5.0
State/Provincial	1.2
Tobacco	0.2
Utilities	0.2

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Managed Income Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314212804
Cusip 314212705

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G00517-01 (7/01)

Federated Investors
World-Class Investment Manager

Federated Managed Moderate Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL REPORT

May 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--59.4%
		LARGE-COMPANY STOCKS--36.8%
		Consumer Discretionary--4.5%
37,700	[1]	AOL Time Warner, Inc.	$1,969,071
8,900	[1]	Clear Channel Communications, Inc.	542,633
12,500	[1]	Comcast Corp., Class A	512,000
8,800		Costco Wholesale Corp.	342,408
7,700		Eastman Kodak Co.	364,441
19,642	[1]	Ford Motor Co.	478,283
22,500		Home Depot, Inc.	1,109,025
12,600		Knight-Ridder, Inc.	692,244
14,800		Target Corp.	559,440
13,708	[1]	Viacom, Inc., Class B	790,129
40,000		Wal-Mart Stores, Inc.	2,070,000
36,300		Walt Disney Co.	1,147,806

		TOTAL	10,577,480

		Consumer Staples--2.8%
21,100		Coca-Cola Co.	1,000,140
64,900		Dial Corp.	898,865
9,900		Gillette Co.	286,407
10,900		Kimberly-Clark Corp.	658,905
13,400		PepsiCo, Inc.	599,784
22,200		Philip Morris Cos., Inc.	1,141,302
10,200		Procter & Gamble Co.	655,248
10,300		Unilever NV, ADR	572,577
19,500		Walgreen Co.	783,705

		TOTAL	6,596,933

		Energy--3.1%
17,300		Ashland, Inc.	718,296
10,800		Chevron Corp.	1,037,340
8,830		Conoco, Inc., Class B	275,496
25,852		Exxon Mobil Corp.	2,294,365
22,500		Royal Dutch Petroleum Co., ADR	1,372,050
9,600		Schlumberger Ltd.	605,088
12,300		Texaco, Inc.	878,220

		TOTAL	7,180,855

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--6.7%
14,000		Allstate Corp.	$630,280
16,800		American Express Co.	707,616
22,048		American International Group, Inc.	1,785,888
19,218		Bank of America Corp.	1,138,667
11,500		Bank of New York Co., Inc.	628,015
42,966		Citigroup, Inc.	2,202,008
9,500		Fannie Mae	783,180
19,600		First Union Corp.	632,100
12,329		Fleet Boston Financial Corp.	512,763
18,750		J.P. Morgan Chase & Co.	921,563
6,300		Loews Corp.	434,637
14,200		Mellon Financial Corp.	650,644
13,300		Merrill Lynch & Co., Inc.	864,101
13,000		Morgan Stanley, Dean Witter & Co.	845,130
7,400		PNC Financial Services Group	512,450
12,700		Post Properties, Inc.	463,169
12,600		Schwab (Charles) Corp.	236,880
25,501		U.S. Bancorp	568,672
14,208		Washington Mutual, Inc.	506,089
13,900		Wells Fargo Co.	654,412

		TOTAL	15,678,264

		Health Care--5.3%
17,100		Abbott Laboratories	888,858
10,200	[1]	Amgen, Inc.	677,076
13,400		Baxter International, Inc.	661,692
18,200		Bristol-Myers Squibb Co.	987,168
7,150		Cardinal Health, Inc.	514,729
7,400	[1]	Forest Laboratories, Inc.	548,044
11,500		Johnson & Johnson	1,114,925
9,800		Lilly (Eli) & Co.	830,060
12,600		Medtronic, Inc.	541,548
19,400		Merck & Co., Inc.	1,416,006
51,825		Pfizer, Inc.	2,222,774
20,727		Pharmacia Corp.	1,006,503
15,500		Schering Plough Corp.	650,225
7,300		UnitedHealth Group, Inc.	419,750

		TOTAL	12,479,358

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Industrials--4.0%
10,300		Automatic Data Processing, Inc.	$553,522
10,400		Boeing Co.	654,056
5,400		Eaton Corp.	422,280
12,700		First Data Corp.	833,247
73,600		General Electric Co.	3,606,400
9,500		Honeywell International, Inc.	459,800
19,900		Tyco International Ltd.	1,143,255
13,800	[1]	US Airways Group, Inc.	333,684
15,100		Union Pacific Corp.	868,250
5,400		United Technologies Corp.	449,874

		TOTAL	9,324,368

		Information Technology--6.6%
10,500	[1]	Applied Materials, Inc.	524,265
2,440	[1]	Avaya, Inc.	39,528
6,392	[1]	Axcelis Technologies, Inc.	94,985
60,400	[1]	Cisco Systems, Inc.	1,163,304
24,800		Compaq Computer Corp.	396,552
11,200		Computer Associates International, Inc.	317,632
12,400		Corning, Inc.	234,608
25,100	[1]	Dell Computer Corp.	611,436
20,300	[1]	EMC Corp. Mass	641,480
8,000		Electronic Data Systems Corp.	490,000
15,900		Hewlett-Packard Co.	466,188
56,300		Intel Corp.	1,520,663
16,800		International Business Machines Corp.	1,878,240
36,690		Lucent Technologies, Inc.	289,117
41,700	[1]	Microsoft Corp.	2,884,806
24,000		Motorola, Inc.	352,800
29,400		Nortel Networks Corp.	391,902
51,000	[1]	Oracle Corp.	780,300
9,200	[1]	Qualcomm, Inc.	558,808
32,300	[1]	Sun Microsystems, Inc.	531,981
17,500		Texas Instruments, Inc.	597,100
8,400	[1]	Veritas Software Corp.	553,644
6,800	[1]	Yahoo, Inc.	123,148

		TOTAL	15,442,487

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Materials--1.0%
16,110		Du Pont (E.I.) de Nemours & Co.	$747,504
8,100		PPG Industries, Inc.	450,360
9,500		Weyerhaeuser Co.	543,495
10,800		Willamette Industries, Inc.	542,484

		TOTAL	2,283,843

		Telecommunication Services--2.1%
35,679		AT&T Corp.	755,324
8,500		Alltel Corp.	492,915
21,100		BellSouth Corp.	869,953
12,900	[1]	NEXTEL Communications, Inc., Class A	205,368
788	[1]	NTL, Inc.	16,934
14,661	[1]	Qwest Communications International, Inc.	538,645
14,100	[1]	Sprint Corp. (PCS Group)	310,200
23,788		Verizon Communications, Inc.	1,304,772
23,300	[1]	WorldCom, Inc. -- WorldCom Group	415,672

		TOTAL	4,909,783

		Utilities--0.7%
7,900	[1]	Calpine Corp.	389,470
9,900		Enron Corp.	523,809
13,400		Reliant Energy, Inc.	617,472

		TOTAL	1,530,751

		TOTAL LARGE-COMPANY STOCKS	86,004,122

		SMALL-COMPANY STOCKS--3.9%
		Consumer Discretionary--0.7%
800	[1]	Ann Taylor Stores Corp.	27,296
1,300		Applebee's International, Inc.	51,714
1,900		Bob Evans Farms, Inc.	32,509
3,500		Callaway Golf Co.	79,485
1,600	[1]	Cheesecake Factory, Inc.	55,632
1,500	[1]	Chris Craft Industries, Inc.	104,235
900	[1]	Cost Plus, Inc./California	25,290
1,000	[1]	Dress Barn, Inc.	25,120
4,600	[1]	Extended Stay America, Inc.	71,530
1,700	[1]	Fossil, Inc.	37,995
5,100		Hollinger International, Inc.	78,540
1,500		Houghton Mifflin Co.	81,840
2,200	[1]	Insight Enterprises, Inc.	50,622
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Consumer Discretionary--continued
2,100		KB HOME	$53,361
1,400		Kellwood Co.	32,914
3,100		La-Z Boy Chair Co.	58,280
1,600	[1]	Lands' End, Inc.	57,408
2,800		Lennar Corp.	103,600
1,000	[1]	Liberty Digital, Inc.	5,500
2,500	[1]	Mohawk Industries, Inc.	80,075
1,700	[1]	Nautica Enterprise, Inc.	34,765
1,300	[1]	Papa Johns International, Inc.	33,241
2,500	[1]	Pinnacle Systems, Inc.	17,850
2,000		Pulte Homes, Inc.	80,800
1,700	[1]	Scholastic Corp.	67,915
1,400		Superior Industries International, Inc.	55,356
6,300	[1]	Venator Group, Inc.	83,790
1,400		Wellman, Inc.	23,828
2,500		WestPoint Stevens, Inc.	9,975

		TOTAL	1,520,466

		Consumer Staples--0.1%
2,200		Earthgrains Co.	57,090
1,600		Fleming Cos., Inc.	50,832
3,200	[1]	NBTY, Inc.	41,440
3,700	[1]	Perrigo Co.	51,541
1,700	[1]	Ralcorp Holdings, Inc.	27,030
1,400	[1]	Whole Foods Market, Inc.	80,178

		TOTAL	308,111

		Energy--0.2%
1,600	[1]	Barrett Resources Corp.	114,000
1,600		Cabot Oil & Gas Corp., Class A	49,280
2,800	[1]	Marine Drilling Cos., Inc.	72,800
3,600	[1]	Newpark Resources, Inc.	46,440
4,600	[1]	Parker Drilling Co.	29,348
2,200		Pogo Producing Co.	63,470
3,100	[1]	Pride International, Inc.	82,553
1,800	[1]	Tesoro Petroleum Corp.	27,990
2,400	[1]	Varco International, Inc.	57,816

		TOTAL	543,697

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Financials--0.7%
1,100		Advanta Corp., Class A	$14,509
3,800		Allied Capital Corp.	93,708
3,600	[1]	AmeriCredit Corp.	187,920
5,100	[1]	Catellus Development Corp.	86,700
2,200		City National Corp.	93,786
2,300		Commercial Federal Corp.	52,394
2,300		Community First Bankshares, Inc.	50,209
2,300		Doral Financial Corp.	63,204
2,900		First American Corp.	59,392
3,400		Independence Community Bank	64,906
1,000		Liberty Corp.	37,750
1,300		Nationwide Financial Services, Inc., Class A	57,486
1,300	[1]	Net.B@nk, Inc.	13,715
3,500		Pacific Century Financial Corp.	86,345
1,575		Provident Bankshares Corp.	37,816
2,062		Radian Group, Inc.	175,064
2,400		Raymond James Financial, Inc.	69,840
1,600		Riggs National Corp. Washington D.C.	25,536
3,200		Roslyn Bancorp, Inc.	83,904
2,400	[1]	Silicon Valley Bancshares	66,360
3,150		Valley National Bancorp	84,987
2,780		Washington Federal, Inc.	70,890
1,900		Westamerica Bancorporation	72,580
1,000		Zenith National Insurance Corp.	27,050

		TOTAL	1,676,051

		Health Care--0.6%
1,100	[1]	Aclara Biosciences, Inc.	8,239
2,100		Alpharma, Inc., Class A	53,865
1,200	[1]	Aviron	64,680
2,700		Beckman Coulter Inc.	101,925
1,800	[1]	Cell Genesys, Inc.	30,600
1,900	[1]	Cephalon, Inc.	115,102
3,200	[1]	Coventry Health Care, Inc.	54,080
4,200	[1]	DaVita, Inc.	79,380
2,500		Dentsply International, Inc.	110,100
700		Diagnostic Products Corp.	54,404
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Health Care--continued
3,000	[1]	Edwards Lifesciences Corp.	$69,510
1,900	[1]	Enzon, Inc.	133,000
1,500	[1]	Gene Logic, Inc.	31,725
1,300	[1]	Geron Corp.	17,225
1,300	[1]	Haemonetics Corp./Mass.	42,120
1,800	[1]	Idexx Laboratories, Inc.	53,550
2,600	[1]	Immunomedics, Inc.	41,574
2,600	[1]	Mid Atlantic Medical Services, Inc.	42,952
4,100	[1]	Oxford Health Plans, Inc.	112,504
700	[1]	PolyMedica Corp.	22,337
3,200	[1]	VISX, Inc.	66,720

		TOTAL	1,305,592

		Industrials--0.5%
2,800		Airborne, Inc.	30,492
1,200		Arnold Industries, Inc.	22,260
1,300		Banta Corp.	36,400
1,600		Carlisle Cos., Inc.	62,880
2,025	[1]	Dycom Industries, Inc.	32,805
1,400	[1]	Electro Scientific Industries, Inc.	51,464
2,300		Gencorp, Inc.	26,887
3,000		HON Industries, Inc.	75,810
1,600		Kennametal, Inc.	56,208
1,900	[1]	Medquist, Inc.	48,355
1,100	[1]	Mercury Computer Systems, Inc.	52,470
1,700		Milacron, Inc.	28,390
1,600		Newport News Shipbuilding, Inc.	102,288
2,400		Pentair, Inc.	86,160
2,800		Pittston Brink's Group	65,800
2,000	[1]	Profit Recovery Group International, Inc.	19,960
1,600		Standard Register Co.	26,400
1,900		Teleflex, Inc.	92,644
2,225	[1]	Tetra Tech, Inc.	64,169
1,900	[1]	Valence Technology, Inc.	14,459
2,200		Wallace Computer Services, Inc.	37,708
1,500	[1]	Yellow Corp.	28,590
1,900		York International Corp.	66,975

		TOTAL	1,129,574

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Information Technology--0.7%
2,600	[1]	Advanced Digital Information Corp.	$47,398
4,400	[1]	Akamai Technologies, Inc.	45,452
2,200	[1]	American Management System, Inc	51,392
1,500	[1]	Anadigics, Inc.	29,100
2,000	[1]	Antec Corp.	23,360
2,600	[1]	Aspect Communications Corp.	15,496
1,400	[1]	Aspen Technology, Inc.	32,998
2,800	[1]	Avanex Corp.	36,456
1,300	[1]	Avid Technology, Inc.	18,473
1,200	[1]	Aware, Inc.	11,052
1,700	[1]	Cerner Corp.	71,264
3,200	[1]	Cirrus Logic, Inc.	63,360
1,700	[1]	Concurrent Computer Corp.	10,387
2,500	[1]	Credence Systems Corp.	53,450
1,500	[1]	Cymer, Inc.	43,155
3,700	[1]	DMC Stratex Networks, Inc.	20,905
1,400	[1]	ESS Technology, Inc.	9,786
800	[1]	F5 Networks, Inc.	8,984
1,700	[1]	Filenet Corp.	20,842
1,700	[1]	Freemarkets, Inc.	20,400
2,000	[1]	General Semiconductor, Inc.	22,160
1,300	[1]	Glenayre Technologies, Inc.	1,794
2,200	[1]	Harmonic, Inc.	18,810
1,100	[1]	Hutchinson Technology, Inc.	16,115
1,600	[1]	Hyperion Solutions Corp.	24,368
1,500	[1]	Integrated Silicon Solution, Inc.	20,145
5,800	[1]	Internet Capital Group, Inc.	12,412
2,500	[1]	Intersil Corp.	81,475
13,400	[1]	Iomega Corp.	36,314
2,400	[1]	Kulicke & Soffa Industries, Inc.	35,520
5,900	[1]	Maxtor Corp.	35,931
3,100	[1]	Mentor Graphics Corp.	81,530
3,900	[1]	Micron Electronics, Inc.	6,825
1,500	[1]	NMS Communications Corp.	10,590
3,000	[1]	Oak Technology, Inc.	31,080
3,400	[1]	P-Com, Inc.	2,686
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Information Technology--continued
3,500	[1]	Polycom, Inc.	$86,800
1,500	[1]	Power Integrations, Inc.	18,150
2,400	[1]	Proxicom, Inc.	17,880
1,600	[1]	Pumatech, Inc.	5,840
2,800	[1]	RSA Security, Inc.	81,088
1,600	[1]	Remedy Corp.	28,800
3,700	[1]	SONICblue, Inc.	13,385
800	[1]	SpeedFam-IPEC, Inc.	3,640
3,900	[1]	Sybase, Inc.	60,645
1,900	[1]	Transaction Systems Architects, Inc., Class A	21,850
1,700	[1]	Verity, Inc.	26,265
7,000	[1]	Viasystems Group, Inc.	22,120
1,400	[1]	Wave Systems Corp.	5,236
8,300	[1]	Western Digital Corp.	35,773
3,400	[1]	Wind River Systems, Inc.	76,568

		TOTAL	1,575,505

		Materials--0.2%
5,900		AK Steel Holding Corp.	79,001
3,700	[1]	Airgas, Inc.	38,110
2,000		Aptargroup, Inc.	65,920
1,200		Carpenter Technology Corp.	35,400
1,800		Georgia Gulf Corp.	32,310
800		H.B. Fullers Co.	36,528
2,100	[1]	Stillwater Mining Co.	66,780
2,900		Wausau-Mosinee Paper Corp.	39,150

		TOTAL	393,199

		Telecommunication Services--0.0%
800	[1]	IDT Corp.	20,904
2,500	[1]	Intermedia Communications, Inc.	42,675
1,200	[1]	Leap Wireless International, Inc.	37,080

		TOTAL	100,659

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Utilities--0.2%
3,600		Allete, Inc.	$85,356
900		CH Energy Group, Inc.	39,150
3,000		MDU Resources Group, Inc.	109,500
1,400		Northwest Natural Gas Co.	33,460
1,600		ONEOK, Inc.	67,360
2,000		Public Service Co. New Mexico	72,340
1,700		Southwest Gas Corp.	39,321
1,800		Unisource Energy Corp.	45,234

		TOTAL	491,721

		TOTAL SMALL-COMPANY STOCKS	9,044,575

		FOREIGN EQUITY--12.6%
		Australia--0.3%
21,900		Broken Hill Proprietary Co., Ltd.	249,800
18,394		News Corp., Ltd.	161,087
6,000		News Corp. Ltd., ADR	214,500

		TOTAL	625,387

		Brazil--0.2%
1,322,000		Banco Itau SA, Preference	107,060
1,800		Brasil Telecom Participacoes SA, ADR	72,018
18,700		Companhia Paranaense de Energia-Copel, ADR	128,095
5,000		Petroleo Brasileiro SA	141,500
8,500		Tele Norte Leste Participacoes SA, ADR	134,725

		TOTAL	583,398

		Canada--0.3%
1,600	[1]	Anderson Exploration Ltd.	36,390
5,229		Manulife Financial Corp.	140,545
11,092		Talisman Energy, Inc.	449,278

		TOTAL	626,213

		Denmark--0.3%
2,908		Carlsberg AS, Class B	130,290
5,530		Novo Nordisk, Class B	222,048
4,175	[1]	Novozymes AS, Class B	90,450
3,800		Tele Danmark AS	159,479

		TOTAL	602,267

		Finland--0.1%
4,200		Nokia Oyj	121,398

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		France--2.0%
8,972		AXA	$254,170
4,114		Alstom	119,887
4,675		Aventis SA	346,319
6,542		Bouygues SA	240,376
1,278		Cap Gemini SA	147,089
3,540		Carrefour SA	193,087
2,550		Casino Guichard Perrachon	225,992
1,660		Compagnie de Saint Gobain	246,925
3,577		France Telecommunications SA	196,618
28,600		iShares MSCI France Index Fund	593,736
25,550	[1]	Orange SA	219,305
3,935		Pechiney Ord A	212,636
1,700		Pinault-Printemps-Redoute SA	294,709
4,070		Publicis Groupe	127,691
1,535		Renault SA	71,589
6,600		STMicroelectronics NV (NY Reg Shs)	234,630
3,100		Societe Generale, Paris	184,161
3,061		Total Fina SA, Class B	444,969
2,030		Valeo SA	87,550
4,510		Vivendi Universal SA	287,185

		TOTAL	4,728,624

		Germany, Federal Republic of--0.8%
675		Allianz AG Holding	188,483
4,975		DaimlerChrysler AG	227,016
2,560		Deutsche Bank AG, Frankfurt	196,375
4,084		Henkel KGAA, Pfd.	245,035
25,700		iShares MSCI Germany Index Fund	429,190
2,900		SAP AG, ADR	101,819
3,300		SGL Carbon AG	129,765
3,668		Schering AG	188,282
8,980		Thyssen Krupp AG	134,944

		TOTAL	1,840,909

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Hong Kong--0.6%
136,000	[1]	CNOOC Ltd.	$135,132
170,000		China Everbright Ltd.	173,274
7,756	[1]	China Mobile Hong Kong Ltd., ADR	188,859
38,000		Dah Sing Financial Group	202,672
70,000	[1]	Hong Kong Exchanges & Clearing Ltd.	126,542
147,700	[1]	MTR Corp., Ltd.	252,801
51,000		Wharf Holdings Ltd.	114,753
39,000		Wing Hang Bank Ltd.	154,504

		TOTAL	1,348,537

		Ireland--0.1%
3,150	[1]	Elan Corp. PLC, ADR	181,786

		Israel--0.1%
2,159	[1]	Card-Guard Scientific Survival Ltd.	120,125
1,600	[1]	Emblaze Systems Ltd.	7,786

		TOTAL	127,911

		Italy--0.3%
45,400		Arnoldo Mondadori Editore	372,023
40,500		Banca Intesa SPA	150,352
12,200		iShares MSCI Italy Index Fund	228,018

		TOTAL	750,393

		Japan--3.0%
128,000		Asahi Bank Ltd.	327,322
8,700		Bandai Co., Ltd.	278,827
9,800		Capcom Co., Ltd.	321,501
3,000		Fuji Photo Film Co.	126,430
128,000		iShares MSCI Japan Index Fund	1,393,920
74,000		Komatsu Ltd.	365,394
3,100		Konami Co., Ltd.	160,372
25,000		Mitsubishi Estate Co., Ltd.	240,368
42		Mizuho Holdings, Inc.	213,745
6		NTT DoCoMo, Inc.	115,074
59,300		Nikko Securities Co., Ltd.	481,364
1,600		Nintendo Corp., Ltd.	309,556
960		Nippon TV Network	311,709
42,000		Nissan Motor Co. Ltd.	284,758
8,900		Nomura Securities Co., Ltd.	178,554
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--continued
1,100		Rohm Co.	$196,812
3,200		Sony Corp.	246,837
3,200		TDK Corp.	183,849
200		Takeda Chemical Industries Ltd.	10,178
2,900		Takefuji, Corp.	256,141
10,100		Tokyo Electric Power Co.	258,277
55,100		Toray Industries, Inc.	247,969
60,000		Toshiba Corp.	340,680
5,600		Toyota Motor Corp.	197,847

		TOTAL	7,047,484

		Korea, Republic of--0.2%
27,500	[1]	Good Morning Securities Co.	124,941
34,000	[1]	Hynix Semiconductor, Inc.	115,191
22,146		Korea Data Systems Co., Ltd.	36,824
6,600		Korea Electric Power Corp.	125,199
27,100		Samsung Heavy Industries Co., Ltd.	113,181

		TOTAL	515,336

		Netherlands--0.5%
4,725		ING Groep, NV	307,669
15,900		iShares MSCI Netherlands Index Fund	316,410
2,425		Koninlijke Luchtvaart Maatschapppij NV (KLM)	45,731
8,101		Koninklijke (Royal) Philips Electronics NV	221,549
3,500		Unilever NV	193,717
4,900		United Services Group NV	100,484
7,850		Vendex KBB NV	103,890

		TOTAL	1,289,450

		Norway--0.0%
7,010		Smedvig ASA, Class B	60,485

		Portugal--0.3%
147,221		Banco Comercial Portugues SA	581,403
17,500	[2]	Telecel - Comunicacoes Pessoais SA	163,972

		TOTAL	745,375

		Singapore--0.2%
114,000		Delgro Corporation Ltd.	365,435
18,300		Singapore Press Holdings Ltd.	197,226

		TOTAL	562,661

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Spain--0.5%
87		Banco Santander Central Hispano SA	$828
2,550		Grupo Empresarial Ence SA	38,600
5,751		Corporacion MAPFRE	117,255
12,400		Repsol SA	220,836
7,050	[1]	Sogecable SA	146,840
10,981		Telefonica SA	161,299
29,000		Union Electrica Fenosa SA	517,453

		TOTAL	1,203,111

		Sweden--0.1%
25,485		Ericsson LM -- B	161,713
132,000		Rotternos AB	110,049

		TOTAL	271,762

		Switzerland--0.4%
5,928		ABB Ltd.	106,370
4,300		Clariant AG	116,753
25,800		iShares MSCI Switzerland Index Fund	361,200
153		Serono SA	138,758
909		UBS AG	135,543

		TOTAL	858,624

		United Kingdom--2.3%
9,814		Amvescap PLC	178,261
22,812		Arriva PLC	104,155
63,325		BAE Systems PLC	314,271
20,905	[1]	Compass Group PLC	154,436
32,049		Diageo PLC	345,374
22,643		EMAP PLC	267,770
40,625	[1]	Energis PLC	153,371
17,900		Hanson PLC	125,638
42,500		Innogy Holdings PLC	135,742
111,966		Invensys PLC	225,442
73,700		iShares MSCI United Kingdom Index Fund	1,199,099
12,025		Kingfisher PLC	75,876
12,451		Misys PLC	99,397
25,575	[1]	P&O Princess Cruises PLC	130,551
9,412		Pearson PLC	174,562
10,015		Rank Group PLC	32,236
Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--continued
91,500		Rentokil Initial PLC	$278,946
79,564		Rolls-Royce PLC	267,942
10,948		Royal Bank of Scotland PLC, Edinburgh	251,484
24,600	[1]	Royal Bank of Scotland PLC, Edinburgh - Addl. Value Shs.	30,521
35,750		Sainsbury (J) PLC	220,256
8,000	[1]	Shire Pharmaceuticals Group PLC	131,359
125,198		Vodafone Group PLC	321,763
3,075		Vodafone Group PLC, ADR	79,612

		TOTAL	5,298,064

		TOTAL FOREIGN EQUITY	29,389,175

		FUTURES CONTRACTS COLLATERAL--6.1%[3]
$14,400,000		United States Treasury Bill, 6/14/2001	14,384,160

		TOTAL STOCKS (IDENTIFIED COST $127,178,165)	138,822,032

		BONDS--40.2%
		TREASURY AND GOVERNMENT SECURITIES--13.4%
		Repurchase Agreement--5.0%[4]
11,828,000		Societe Generale Securities Corp., 4.050%, dated 5/31/2001, due 6/1/2001	11,828,000

		U.S. Treasury Securities--8.4%
4,858,000		United States Treasury Bond, 6.125%, 11/15/2027	4,985,425
4,800,000		United States Treasury Bond, 8.875%, 8/15/2017	6,297,408
493,000		United States Treasury Note, 5.750%, 8/15/2003	507,341
245,000		United States Treasury Note, 6.000%, 8/15/2009	254,800
675,000		United States Treasury Note, 6.250%, 2/15/2003	697,532
6,405,000		United States Treasury Note, 6.500%, 10/15/2006	6,825,808

		TOTAL	19,568,314

		TOTAL TREASURY AND GOVERNMENT SECURITIES	31,396,314

		MUTUAL FUNDS--13.8%
		High Yield Bonds--2.1%
678,805		High Yield Bond Portfolio	4,833,091

		Mortgage Backed Securities--11.7%
2,766,839		Federated Mortgage Core Portfolio	27,530,207

		TOTAL MUTUAL FUNDS	32,363,298

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--9.0%
		Air Transportation--0.3%
$695,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	$687,515

		Automotive--0.2%
205,000		Arvin Capital, Inc., Company Guarantee, 9.500%, 2/1/2027	200,299
300,000		Hertz Corp., Sr. Note, 7.625%, 8/15/2007	313,473

		TOTAL	513,772

		Banking--0.9%
100,000	[2]	City National Bank, Sub. Note, 6.375%, 1/15/2008	91,936
330,000		Den Danske Bank, Note, 7.400% 6/15/2010	334,214
650,000		National Bank of Canada - NY, Sub. Note, 8.125%, 8/15/2004	690,241
500,000		Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005	525,140
330,000	[2]	Swedbank, Sub. Note, 11/1/2049	336,444

		TOTAL	1,977,975

		Broadcast Radio & TV--0.2%
500,000		Clear Channel Communication, Sr. Note, 7.650%, 9/15/2010	516,470

		Cable Television--0.9%
960,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	1,088,717
1,020,000		Cox Communications Inc., MTN, 6.690%, 9/20/2004	1,035,280

		TOTAL	2,123,997

		Education--0.2%
500,000		Boston University, MTN, 7.625%, 7/15/2097	488,305

		Electronics--0.3%
700,000		Anixter International, Inc., Company Guarantee, 8.000%, 9/15/2003	711,312

		Finance - Automotive--0.4%
50,000		Ford Motor Credit Corp., Unsecd. Note, 7.250%, 1/15/2003	51,491
300,000		Ford Motor Credit Corp., Note, 6.125%, 4/28/2003	304,674
470,000		General Motors Acceptance, Sr. Note, 5.750%, 11/10/2003	473,083

		TOTAL	829,248

		Financial Intermediaries--1.0%
600,000		Capital One Financial, Note, 7.125%, 8/01/2008	548,802
450,000		Donaldson Lufkin Jenrette, Inc., Sr. Note, 6.875%, 11/1/2005	466,254
300,000		Lehman Brothers Holding, Bond, 6.200%, 1/15/2002	303,111
300,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	311,406
525,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	542,204
150,000		Salomon, Inc., Note, 7.200%, 2/1/2004	155,479

		TOTAL	2,327,256

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Food & Drug Retailers--0.5%
$450,000		Kroger Co., Company Guarantee, 7.250%, 6/01/2009	$456,759
175,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/01/2008	181,167
540,000		Safeway, Inc., Note, 7.250%, 9/15/2004	560,747

		TOTAL	1,198,673

		Forest Products--0.2%
450,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	466,825

		Insurance--0.5%
450,000		Conseco, Inc., Sr. Sub. Note, 10.250%, 6/01/2002	447,750
465,000	[2]	Geico Corp., Deb., 9.150%, 9/15/2021	492,100
250,000	[1]	USF&G Capital, Company Guarantee, 8.312%, 7/1/2046	243,887

		TOTAL	1,183,737

		Leisure & Entertainment--0.2%
450,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	457,425
100,000		Paramount Communications, Sr. Deb., 8.250%, 8/01/2022	102,943

		TOTAL	560,368

		Metals & Mining--0.2%
275,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	283,638
250,000		Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005	254,362

		TOTAL	538,000

		Oil & Gas--0.5%
500,000		Apache Finance Pty Ltd., Company Guarantee, 7.000%, 3/15/2009	514,030
300,000		Occidental Petroleum Corp., Sr. Note, 6.750%, 11/15/2002	306,447
300,000		Yosemite Trust, Bond, 8.250%, 11/15/2004	309,948

		TOTAL	1,130,425

		Printing & Publishing--0.3%
400,000		Harcourt General, Inc., Sr. Note, 6.700%, 8/01/2007	384,488
360,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	382,068

		TOTAL	766,556

		Real Estate--0.0%
100,000		SUSA Partnership, LP, Deb., 7.500%, 12/1/2027	82,538

		Sovereign--0.8%
535,000		Colombia, Government of, Note, 7.250%, 2/15/2003	533,251
800,000	[2]	Korea Development Bank, 7.625%, 10/01/2002	823,258
345,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	369,298

		TOTAL	1,725,807

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Technology Services--0.3%
$500,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	$452,945
275,000		Unisys Corp, Sr. Note, 11.750%, 10/15/2004	294,594

		TOTAL	747,539

		Telecommunications & Cellular--0.7%
800,000		BellSouth Telecommunications, Note, 6.000%, 6/15/2002	811,624
330,000		Sprint Capital Corp., 5.875%, 5/01/2004	324,367
540,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	527,769

		TOTAL	1,663,760

		Utilities--0.4%
800,000	[1]	Israel Electric Corp., Ltd., 8.250%, 10/15/2009	827,528

		TOTAL INVESTMENT GRADE CORPORATE BONDS	21,067,606

		FOREIGN BONDS--4.0%
		Australian Dollar--0.1%
555,000		New South Wales, State of, Local Government, Guarantee, Series 08RG, 8.000%, 3/01/2008	308,449

		Austrian Schilling--0.0%
100,000		Austria, Government of, Bond, 5.500%, 1/15/2010	85,055

		Belgian Franc--0.1%
218,708		Belgium, Government of, Bond, 6.500%, 3/31/2005	195,699

		British Pound--0.4%
105,000		Asda Group, Note, 8.375%, 4/24/2007	166,155
320,000		British American Tobacco, Company Guarantee, Series E, 4.875%, 2/25/2009	244,047
160,000		United Kingdom, Government of, Bond, 6.500%, 12/07/2003	232,998
130,000		United Kingdom, Government of, Bond, 7.000%, 6/07/2002	187,781

		TOTAL	830,981

		Canadian Dollar--0.5%
219,000		Canada, Government of, Deb., 6.500%, 6/1/2004	146,653
400,000		Ontario Hydro, 9.000%, 6/24/2002	270,654
87,000,000		Ontario, Province of, MTN, 1.875%, 1/25/2010	781,604

		TOTAL	1,198,911

		Danish Krone--0.1%
2,280,347		Realkredit Danmark AS, 6.000%, 10/01/2019	251,283

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Deutsche Mark--0.6%
43,000,000		DSL Bank, Note, 2.600%, 7/10/2002	$370,685
50,000,000		Deutsche Post AG, Sr. Unsub., Series MTN, 1.75%, 10/07/2009	445,449
410,000		Germany, Government of, 4.500%, 7/04/2009	332,605
325,000		Germany, Government of, 6.000%, 1/04/2007	290,447

		TOTAL	1,439,186

		Finnish Markka--0.1%
300,000		Finland, Government of, Bond, 5.750%, 2/23/2011	260,215

		Greek Drachma--0.2%
392,663		Greece, Government of, Floating Rate Note, 10/23/2003	345,205

		Irish Pound--0.1%
360,000		Ireland, Government of, 3.500%, 10/18/2005	288,900

		Italian Lira--0.7%
500,000		Italy, Government of, 6.750%, 2/01/2007	457,497
52,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	469,009
585,000		Italy, Government of, Bond, 4.750%, 7/01/2005	493,354
325,000		San Paolo-IMI SPA, Bank Guarantee, 12/29/2049	290,046

		TOTAL	1,709,906

		Netherlands Guilder--0.3%
350,000		Netherlands, Government of, 5.500%, 1/15/2028	285,056
375,000		Netherlands, Government of, 5.750%, 1/15/2004	326,157

		TOTAL	611,213

		Norwegian Krone--0.2%
42,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	376,916

		Polish Zloty--0.2%
1,950,000		Poland, Government of, Series 0604, 10.000%, 6/12/2004	439,943

		Portugese Escutos--0.1%
330,000		Portugal, Government of, Ot's, 6.625%, 2/23/2007	299,147

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Spanish Peseta--0.2%
380,000		Spain, Government of, Bond, 6.150%, 1/31/2013	$336,256

		U.S. Dollar--0.1%
$370,000		Societe Generale Capital, Sub. Note, 12/29/2049	329,270

		TOTAL FOREIGN BONDS	9,306,535

		TOTAL BONDS (IDENTIFIED COST $94,567,825)	94,133,753

		TOTAL INVESTMENTS (IDENTIFIED COST $221,745,990)[5]	$232,955,785

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2001, these securities amounted to $1,907,710 which represents 0.8% of net assets.

3 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trade costs. The underlying face amount, at value, of open index futures contracts was $14,165,925 at May 31, 2001.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $221,745,990. The net unrealized appreciation of investments on a federal tax basis amounts to $11,209,795 which is comprised of $25,470,990 appreciation and $14,261,195 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($233,782,543) at May 31, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $221,745,990)		$232,955,785
Cash		217
Cash denominated in foreign currency (identified cost $8,085)		7,991
Income receivable		1,064,591
Receivable for daily variation margin		32,775
Receivable for investments sold		160,788
Receivable for shares sold		96,587

TOTAL ASSETS		234,318,734

Liabilities:
Payable for investments purchased	$386,951
Net payable for foreign currency exchange contracts	73,132
Accrued expenses	76,108

TOTAL LIABILITIES		536,191

Net assets for 20,273,767 shares outstanding		$233,782,543

Net Assets Consist of:
Paid in capital		$227,486,383
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		11,066,708
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(4,636,062)
Distributions in excess of net investment income		(134,486)

TOTAL NET ASSETS		$233,782,543

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$141,496,324 ÷ 12,254,054 shares outstanding		$11.55

Select Shares:
$92,286,219 ÷ 8,019,713 shares outstanding		$11.51

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $37,872)			$2,146,535
Interest (net of foreign taxes withheld of $494)			2,693,315

TOTAL INCOME			4,839,850

Expenses:
Investment adviser fee		$909,759
Administrative personnel and services fee		91,340
Custodian fees		60,325
Transfer and dividend disbursing agent fees and expenses		70,926
Directors'/Trustees' fees		2,556
Auditing fees		7,139
Legal fees		1,686
Portfolio accounting fees		46,921
Distribution services fee--Select Shares		348,921
Shareholder services fee--Institutional Shares		186,946
Shareholder services fee--Select Shares		116,307
Share registration costs		13,452
Printing and postage		21,785
Insurance premiums		750

TOTAL EXPENSES		1,878,813

Waivers and Expense Reductions:
Waiver of distribution services fee--Select Shares	$(116,307)
Waiver of shareholder services fee--Institutional Shares	(149,557)
Fees paid indirectly from directed broker arrangements	(78)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(265,942)

Net expenses			1,612,871

Net investment income			3,226,979

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(3,382,472)
Net realized loss on futures contracts			(3,710,939)
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			1,932,831

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(5,160,580)

Change in net assets resulting from operations			$(1,933,601)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2001	Year Ended 11/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,226,979	$7,145,109
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	(7,093,411)	12,574,042
Net realized gain on capital gain distributions from other investment companies	--	21,066
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	1,932,831	(26,003,908)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,933,601)	(6,263,691)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,313,308)	(4,458,873)
Select Shares	(1,052,652)	(1,888,320)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	(6,875,225)	(7,681,265)
Select Shares	(3,807,691)	(4,407,740)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,048,876)	(18,436,198)

Share Transactions:
Proceeds from sale of shares	36,582,560	114,123,287
Net asset value of shares issued to shareholders in payment of distributions declared	11,818,570	14,705,281
Cost of shares redeemed	(49,726,996)	(117,563,649)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,325,866)	11,264,919

Change in net assets	(17,308,343)	(13,434,970)

Net Assets:
Beginning of period	251,090,886	264,525,856

End of period (including undistributed net investment income of $4,495 for the year ended November 30, 2000	$233,782,543	$251,090,886

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$12.33	$13.55	$13.15	$13.10	$12.23	$11.52
Income From Investment Operations:
Net investment income	0.17	0.39 [2]	0.35	0.35	0.38	0.41
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.25)	(0.64)	1.00	0.92	1.19	0.97

TOTAL FROM INVESTMENT OPERATIONS	(0.08)	(0.25)	1.35	1.27	1.57	1.38

Less Distributions:
Distributions from net investment income	(0.18)	(0.36)	(0.35)	(0.34)	(0.40)	(0.44)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.52)	(0.61)	(0.60)	(0.88)	(0.30)	(0.23)

TOTAL DISTRIBUTIONS	(0.70)	(0.97)	(0.95)	(1.22)	(0.70)	(0.67)

Net Asset Value, End of Period	$11.55	$12.33	$13.55	$13.15	$13.10	$12.23

Total Return[3]	(0.71)%	(2.19)%	11.00%	10.56%	13.39%	12.54%

Ratios to Average Net Assets:

Expenses	1.06%[4]	1.07%	1.06%	1.07%	1.05%	1.05%

Net investment income	2.93%[4]	2.89%	2.69%	2.67%	3.07%	3.77%

Expense waiver/reimbursement[5]	0.20%[4]	0.20%	0.20%	0.20%	0.26%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$141,496	$161,366	$168,702	$173,514	$163,519	$136,255

Portfolio turnover	25%	72%	113%	111%	136%	95%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$12.29	$13.51	$13.11	$13.06	$12.20	$11.50
Income From Investment Operations:
Net investment income	0.14	0.30 [2]	0.26	0.26	0.30	0.36
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.26)	(0.64)	1.00	0.92	1.18	0.94

TOTAL FROM INVESTMENT OPERATIONS	(0.12)	(0.34)	1.26	1.18	1.48	1.30

Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.26)	(0.25)	(0.32)	(0.37)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.52)	(0.61)	(0.60)	(0.88)	(0.30)	(0.23)

TOTAL DISTRIBUTIONS	(0.66)	(0.88)	(0.86)	(1.13)	(0.62)	(0.60)

Net Asset Value, End of Period	$11.51	$12.29	$13.51	$13.11	$13.06	$12.20

Total Return[3]	(1.07)%	(2.87)%	10.26%	9.80%	12.56%	11.75%

Ratios to Average Net Assets:

Expenses	1.76%[4]	1.77%	1.76%	1.77%	1.75%	1.75%

Net investment income	2.23%[4]	2.19%	1.99%	2.00%	2.37%	3.06%

Expense waiver/reimbursement[5]	0.25%[4]	0.25%	0.25%	0.25%	0.31%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$92,286	$89,725	$95,824	$88,588	$72,746	$60,208

Portfolio turnover	25%	72%	113%	111%	136%	95%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2001 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Moderate Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 1, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2001, the Fund had net realized losses of $3,710,939 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2001	57 Russell 2000 Index Futures	Long	$(60,220)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2001, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2001	71,579 Euro Currency	$ 61,114	$ 60,531	$ (583)

6/1/2001	167,975,586 Korean Won	131,006	131,129	123

6/5/2001	54,239 Euro Currency	46,475	45,867	(608)

Contracts Sold:
6/1/2001	10,567 British Pound Sterling	15,021	14,983	38

6/4/2001	7,382 British Pound Sterling	10,527	10,468	59

7/3/2001	236,452,314 Japanese Yen	1,924,328	1,996,489	(72,161)

NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(73,132)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the six months ended May 31, 2001, there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,771,080	$21,131,653	6,403,456	$85,473,824
Shares issued to shareholders in payment of distributions declared	613,409	7,230,058	677,082	8,903,889
Shares redeemed	(3,219,340)	(38,190,083)	(6,441,376)	(85,944,580)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(834,851)	$(9,828,372)	639,162	$8,433,133

	Six Months Ended 5/31/2001		Year Ended 11/30/2000
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	1,319,920	$15,450,907	2,158,907	$28,649,463
Shares issued to shareholders in payment of distributions declared	389,750	4,588,512	442,605	5,801,392
Shares redeemed	(992,789)	(11,536,913)	(2,393,307)	(31,619,069)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	716,881	$8,502,506	208,205	$2,831,786

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(117,970)	$(1,325,866)	847,367	$11,264,919

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reductions

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended the Fund's expenses were reduced by $78 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Purchases	$59,760,446

Sales	$54,460,217

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2001, were as follows:

Purchases	$40,408

Sales	$4,130,092

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2001, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets
Agency	0.1%
Automobiles & Components	0.4
Banking	2.3
Capital Goods	0.8
Commercial Services & Supplies	0.2
Communications Equipment	0.2
Consumer Durables & Apparel	0.4
Diversified Financials	2.7
Energy	0.6
Financial	0.3
Food & Drug Retailing	0.5
Food Beverage & Tobacco	0.3
Forest Products	0.2
Health Care Equipment & Services	0.1
Hotels Restaurants & Leisure	0.1
Household & Personal Products	0.1
Insurance	0.3
Materials	0.6
Media	0.9
Metals & Mining	0.1
Oil & Gas	0.8
Pharmaceuticals & Biotechnology	0.6
Real Estate	0.2
Retailing	0.2
Software & Services	0.4
Sovereign	3.1
State/Provincial	0.5
Technology Hardware & Equipment	0.7
Telecommunication Services	0.9
Tobacco	0.1
Transportation	0.3
Utilities	0.9

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Managed Moderate Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314212606
Cusip 314212507

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

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